         As filed with the Securities and Exchange Commission on August 19, 1997
                                                       Registration No. 33-26305
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


                        PRE-EFFECTIVE AMENDMENT NO. ___                     [ ]

                        POST-EFFECTIVE AMENDMENT NO. 30                     [X]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


                                AMENDMENT NO. 32                            [X]


                 _____________________________________________

                           COMPASS CAPITAL FUNDS /SM/

                         (Formerly, The PNC/(R)/ Fund)

               (Exact Name of Registrant as Specified in Charter)

  Bellevue Corporate Center       Brian Kindelan, Esq.         copy to:
  400 Bellevue Parkway            PNC Bank Corp.               Gary S. Schpero, Esq.
  Suite 100                       1600 Market Street           Simpson Thacher & Bartlett
  Wilmington, Delaware 19809      28th Floor                   425 Lexington Avenue
  (Address of Principal           Philadelphia, PA 19103       New York, New York  10017
   Executive Offices)             (Name and Address of
  Registrant's Telephone Number   Agent for Service)
   (302) 792-2555

                 _____________________________________________

It is proposed that this filing will become effective (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)

          [X] on August 20, 1997 pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(i)
          [ ] on (date) pursuant to paragraph (a)(i)

          [ ] 75 days after filing pursuant to paragraph (a)(ii)
          [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's 24f-2 Notice for the fiscal year ended September 30, 1996 for all investment portfolios was filed on November 26, 1996.

                                EXPLANATORY NOTE
                                ----------------

The prospectuses for the Service, Investor A, Investor B, Investor C and Institutional Shares of the Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, International Bond, New Jersey Tax-Free Income, Core Bond, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity and Select Equity Portfolios, each dated January 1, 1997, are incorporated by reference to the Registrant's filing of definitive copies under Rule 497 under the Securities Act of 1933, as amended (the "Securities Act"), on January 22, 1997.

The prospectus for the shares of the Multi-Sector Mortgage Securities Portfolio III, dated January 1, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act of 1933, as amended (the "Securities Act"), on January 27, 1997.

The prospectus for the shares of the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, each dated March 3, 1997, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 26 under Rule 485 under the Securities Act on December 18, 1996.

The prospectus for the BlackRock shares of the Low Duration Bond and Core Bond Portfolios, dated March 29, 1997, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 27 under Rule 485 under the Securities Act on January 28, 1997.


The statement of additional information for the Money Market, Municipal Money Market, U.S. Treasury Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, New Jersey Municipal Money Market, Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, International Bond, New Jersey Tax-Free Income, Core Bond, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Mid-Cap Value Equity, International Equity, International Emerging Markets, Balanced, Small Cap Growth Equity, Mid-Cap Growth Equity and Select Equity Portfolios, dated January 1, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on January 22, 1997.

  The statement of additional information for the Multi-Sector Mortgage Securities Portfolio III, dated January 1, 1997, is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497 under the Securities Act on January 27, 1997.

The statement of additional information for the BlackRock Strategic Portfolio I and the BlackRock Strategic Portfolio II, dated March 3, 1997, is incorporated by reference to the Registrant's filing of Post-Effective Amendment No. 26 under Rule 485 under the Securities Act on December 18, 1996.

                             COMPASS CAPITAL FUNDS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO
                             CROSS REFERENCE SHEET

Item Number
 Form N-1A,                        Prospectus                          Statement of Additional
 Part A                              Caption                             Information Caption
----------        ---------------------------------------------  ------------------------------------
1                 Cover Page

2                 What Are The Expenses Of The Portfolio?        Expenses

3(a)              Not Applicable                                 Performance Information

3(b)              Not Applicable

3(c)              How Is Performance Calculated?

4(a),(b)          Cover Page; What Is The Portfolio?; What       Investment Policies;
                  Additional Investment Policies And Risks       Additional Information Concerning
                  Apply?; What Are The Portfolio's               Shares
                  Fundamental Investment Limitations?; How Is
                  The Fund Organized?

4(c)              What Is The Portfolio?; What Additional        Investment Policies
                  Investment Policies And Risks Apply?

5                 Who Manages The Fund?                          Trustees and Officers

5A                Not Applicable

6(a),(b),(c)      What Are The Shareholder Features Of The       Shareholder and Trustee Liability
                  Fund?; How Frequently Are Dividends And        of
                  Distributions Made To Investors?; How Is The   the Fund; Additional Information
                  Fund Organized?                                Concerning Shares; Miscellaneous

6(d)              Not Applicable

6(e)              How Can I Get More Information?

6(f)              How Frequently Are Dividends And
                  Distributions Made To Investors?

6(g)              How Are Fund Distributions Taxed?              Taxes

6(h)              What Pricing Options Are Available To
                  Investors?

7(a)              How Are Shares Purchased?  How are Shares      Purchase And Redemption
                  Purchased And Redeemed?                        Information

7(b)              How Is Net Asset Value Calculated?; What Is    Purchase And Redemption
                  The Schedule Of Sales Charges And              Information
                  Exemptions?

7(c)              What Is The Schedule Of Sales Charges And
                  Exemptions?

Item Number
 Form N-1A,                        Prospectus                          Statement of Additional
 Part A                              Caption                             Information Caption
-----------       ---------------------------------------------  ------------------------------------

7(d)              How Are Shares Purchased?; How Are Shares
                  Purchased And Redeemed?

7(e)              Not Applicable

7(f)              Who Manages The Fund?                          Investment Advisory,
                                                                 Administration, Distribution And
                                                                 Servicing Arrangements

7(g)              What Is The Schedule Of Sales Charges And
                  Exemptions?

8(a),(b),(c),     How Are Shares Redeemed?;  How Are             Purchase And Redemption
 (d)              Shares Purchased And Redeemed?                 Information

9                 Not Applicable

Item Number
 Form N-1A,                       Prospectus                         Statement of Additional
 Part B                             Caption                            Information Caption
------------     ---------------------------------------------  ---------------------------------
10                                                              Cover Page

11                                                              Table of Contents

12                                                              Not Applicable

13(a),(b),(c)    What Additional Investment Policies And        Investment Policies
                 Risks Apply?

13(d)                                                           Not Applicable

14(a)                                                           Trustees And Officers

14(b)                                                           Not Applicable

14(c)                                                           Trustees And Officers

15(a)            How Is The Fund Organized?                     Miscellaneous

15(b)                                                           Not Applicable

15(c)                                                           Trustees And Officers

16               Who Manages The Fund?                          Investment Advisory,
                                                                Administration, Distribution and
                                                                Servicing Arrangements

17(a)                                                           Portfolio Transactions

17(b)                                                           Not Applicable

17(c)                                                           Portfolio Transactions

17(d)                                                           Not Applicable

17(e)                                                           Not Applicable

18(a)            What Are The Shareholder Features Of The       Additional Information
                 Fund?; How Frequently Are Dividends And        Concerning
                 Distributions Made To Investors?; How Is The   Shares
                 Fund Organized?

18(b)                                                           Not Applicable

19(a)            How Are Shares Purchased?; How Are Shares      Purchase And Redemption
                 Redeemed?; How Are Shares Purchased And        Information
                 Redeemed?;  What Are The Shareholder
                 Features Of The Fund?

19(b)            How Is Net Asset Value Calculated              Valuation Of Portfolio Securities

19(c)                                                           Purchase And Redemption
                                                                Information

20               How Are Fund Distributions Taxed?              Taxes

Item Number
 Form N-1A,                        Prospectus                          Statement of Additional
 Part B                              Caption                             Information Caption
-----------       ---------------------------------------------  ------------------------------------

21(a)            Who Manages The Fund?                          Investment Advisory,
                                                                Administration, Distribution And
                                                                Servicing Arrangements

21(b)                                                           Not Applicable

21(c)                                                           Not Applicable

22(a)                                                           Not Applicable

22(b)            How Is Performance Calculated?                 Performance Information

23                                                              Not Applicable

 Part C
 ------

          Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                           August 20, 1997
--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Additional Investment Policies And Risks Apply?.........   6
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  11
            Who Manages The Fund?........................................  12
            How Are Shares Purchased And Redeemed?.......................  15
            How Is Net Asset Value Calculated?...........................  17
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  17
            How Are Fund Distributions Taxed?............................  18
            How Is The Fund Organized?...................................  19
            How Is Performance Calculated?...............................  20
            How Can I Get More Information?..............................  21

ASKING THE KEY
QUESTIONS

              This Prospectus contains information about the Compass Capital International Small Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated August 20, 1997 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional Infor-mation may be obtained free of charge from Compass Capital Funds (the "Fund") by calling (800) 441-7764. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains an Internet Web site at http://www.sec.gov that contains the State-ment of Additional Information, material incorporated by refer-ence and other information regarding the Portfolio that has been filed with the SEC.

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP EQUITY PORTFOLIO OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 31 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The International Small Cap Equity Portfolio of COMPASS CAPITAL FUNDS is one of twelve diversified investment portfolios that provide investors with a broad spectrum of investment alterna-tives within the equity sector. Eight of these portfolios in-vest in U.S. stocks, three portfolios invest in non-U.S. inter-national stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Interna-tional Small Cap Equity Portfolio begins on page 5. To obtain a prospectus describing the Fund's other equity portfolios, call
               (800) 441-7762.

               The Portfolio's performance benchmark is the Salomon Brothers Extended Markets World Ex-US Index (the "Salomon Index") and its Lipper Peer Group is the International Small Cap Funds. The Salomon Index is a small stock index which represents the bot-tom 20% of the Salomon Brothers Broad Market Index ("BMI"). The BMI is an available equity capital weighted index representa-tive of the market structure of 20 international developed countries. It contains companies with an available market capi-talization greater than $100 million.

               PNC Asset Management Group, Inc. ("PAMG") serves as the Portfo-lio's investment adviser. CastleInternational Asset Management Limited, an affiliate of PAMG ("CastleInternational"), serves as sub-adviser to the Portfolio.


UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Interna-
CAPITAL        tional Small Cap Equity Portfolio. We intend this document to
INTERNATIONAL  be an effective tool as you explore one approach to interna-
SMALL CAP      tional equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective. The Portfolio will hold equity securities
INTERNATIONAL  of smaller-capitalized foreign issuers and may acquire warrants
EQUITY         and illiquid securities; enter into repurchase and reverse re-
INVESTING      purchase agreements; lend portfolio securities to third par-
               ties; and enter into futures contracts and options and forward currency exchange contracts. Certain risks associated with in-ternational investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolio, see "How Are Shares Purchased And Redeemed?"
CAPITAL
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Institutional Shares of the Portfolio for the current fiscal year as a percent-age of average daily net assets. An example based on the summary is also shown.

                                                              INTERNATIONAL
                                                                SMALL CAP
                                                                  EQUITY
                                                                PORTFOLIO
 ANNUAL PORTFOLIO OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Advisory fees (after fee waivers)(/1/)                                  .80%
 Other operating expenses                                                .53
                                                                         ---
 Administration fees                                             .23
 Other expenses                                                  .30
                                                                 ---
 Total Portfolio operating expenses (after fee waivers)(/1/)            1.33%
                                                                        ====

(1) Without waivers, advisory fees would be 1.00%. PAMG and the Portfolio's ad-ministrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolio's total operating expenses through the fis-cal year ending September 30, 1998 at the levels set forth in the table. Without waivers, "Total Portfolio operating expenses" would be 1.53%.

EXAMPLE

An investor in Institutional Shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemp-tion at the end of each time period:

     ONE YEAR THREE YEARS
       $14        $42

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Port-folio's investment adviser or other institutions directly on their customer ac-counts in connection with investments in the Portfolio. For a detailed descrip-tion of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The International Small Cap Equity Portfolio of COMPASS CAPITAL FUNDS is one of twelve Compass Capital investment portfolios that provide investors with a broad spectrum of investment al-ternatives within the equity sector. Eight of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     The International Small Cap Equity Portfolio seeks to provide
OBJECTIVE      long-term Capital Appreciation.

INVESTMENT     The Portfolio pursues non-dollar denominated stocks of small
STYLE          cap issuers in countries included in the Salomon Brothers Ex-
               tended Markets World Ex-US Index (the "Salomon Index") which the sub-adviser expects to appreciate. In addition, there may also be up to 20% exposure to stocks of issuers in emerging market countries. Within this universe, a value style of in-vesting is employed to select stocks which the sub-adviser be-lieves are undervalued, taking into account the company's earn-ings trend and its price momentum. The sub-adviser will also consider macroeconomic factors such as the prospects for rela-tive economic growth among certain foreign countries, expected levels of inflation, governmental policies influencing business conditions and the outlook for currency relationships.

PORTFOLIO      Portfolio assets are invested primarily in international stocks
EMPHASIS       with a capitalization below $1 billion. This broad universe of-
               fers investment opportunities in a number of growing companies which often exhibit product or market strength, management strength and financial strength and often exist in growth, niche markets. A number of companies in this universe are dedi-cated to providing quality, service, creativity and productivi-ty. Although international small companies have certain risks associated with them, as discussed under "What Additional In-vestment Policies and Risks Apply?" below, they nonetheless can offer significant growth potential.

               The Portfolio emphasizes primarily stocks with price/earnings ratios below average for such security's home market or stock exchange.

               The Portfolio seeks diversification across countries, industry groups and companies with investment at all times in at least three foreign developed countries.

                                       5.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the International Small Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securities of smaller-capitalized foreign issuers. The Portfolio defines smaller-capitalized issuers as those with less than $1 billion ($1.5 billion for Japanese issuers) in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity secu-rities include common stock and preferred stock (including convertible pre-ferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and part-nerships; and depository receipts.

The Portfolio invests primarily in equity securities of issuers located in countries included in the Salomon Brothers Extended Markets World Ex-US Index. Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Ma-laysia, Spain, Sweden, Switzerland and the United Kingdom currently comprise the Salomon Index. From time to time the Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan or the United Kingdom.

The Portfolio may also invest up to 20% of its assets in countries with emerg-ing economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Tai-wan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In ad-dition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Investments of 25% or more of the Portfolio's total assets in Japan, the United Kingdom or any other country would make the Portfolio's performance more depen-dent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different coun-tries. For example, past events in the Japanese economy as well as social de-velopments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies.

                                       6.

--------------------------------------------------------------------------------

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

The expense ratios of the International Small Cap Equity Portfolio can be ex-pected to be higher than those of portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transac-tions on foreign markets and additional costs arising from delays in settle-ments of transactions involving foreign securities.

SMALLER-CAPITALIZED ISSUERS. Smaller-capitalized issuers will normally have more limited product lines, markets and financial resources and will be depen-dent upon a more limited management group than larger capitalized companies.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described above.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) a security at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Op-tions Clearing Corporation. The Portfolio will not purchase put and call op-tions when the aggregate

                                       7.

-------------------------------------------------------------------------------
premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections af-forded purchasers of listed options issued by the Options Clearing Corpora-tion, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make deliv-ery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; and (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other eco-nomic factors. For further discussion of risks involved with domestic and for-eign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without lim-itation in high quality money market instruments. The Portfolio may also in-vest in high quality money market instruments pending investment or to meet anticipated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

                                      8.

--------------------------------------------------------------------------------

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Port-folio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. The Portfolio may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one for-eign country. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ex-penses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are not registered under the Securities Act
of 1933 (the "1933 Act") but which can be sold to "qualified institu     -

                                       9.

--------------------------------------------------------------------------------
tional buyers" in accordance with Rule 144A under the 1933 Act. These securi-ties will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquid-ity in the Portfolio during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 100%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      10.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      11.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of Compass Capital Funds are managed
TRUSTEES          under the direction of the Board of Trustees. The following persons currently serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

                  The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND       The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS      Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its prin-cipal offices at 1600 Market Street, 29th Floor, Philadel-phia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  The sub-adviser to the Portfolio is CastleInternational Asset Management Limited ("CastleInternational"), an affiliate of PAMG, with primary offices at 7 Castle Street, Edinburgh, Scotland EH2 3AH. CastleInternational manages nearly $2 bil-lion in assets, approximately half of which currently are al-located to international small cap investments. CastleInternational's investment philosophy is based on a value approach where a universe of approximately 2,000 compa-nies is screened to find those companies that are undervalued with respect to earnings growth prospects. CastleInternational also employs a focused subjective analy-sis that is important for investments in small companies. This includes comprehensive financial analysis, the review of published research materials and meetings with company man-agement. CastleInternational believes that company meetings are fundamental to the investment process and CastleInternational currently visits more than 500 companies per year in order to assist it in assessing management qual-ity and company strategy. It is generally CastleInternational's policy not to invest in a company with-out first meeting management. Peter J. Tait, a founding Di-rector and Global Strategist of CastleInternational, serves as portfolio manager of the Portfolio. As Global Strategist, Mr. Tait is responsible for CastleInternational's asset allo-cation process. From 1990 to 1996, Mr. Tait was a Director and head of the Continental European desk at Dunedin Fund Managers Ltd. Mr. Tait has over 15 years experience managing international equity securities.

                  For their investment advisory and sub-advisory services, PAMG and CastleInternational are entitled to fees, computed daily on a portfolio-by-portfolio

                                      12.

--------------------------------------------------------------------------------
               basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" PAMG and CastleInternational intend to waive a por-tion of their fees during the current fiscal year. All sub-ad-visory fees are paid by PAMG and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      1.00%                      .85%
            $1 billion -- $2 billion               .95                       .80
            $2 billion -- $3 billion               .90                       .75
            greater than $3 billion                .85                       .70


               Although the advisory fee rate payable by the Portfolio is higher than the rate payable by mutual funds investing in do-mestic securities, the Fund believes it is comparable to the rates paid by many other funds with similar investment objec-tives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

               CastleInternational strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distribu-tor.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A ma-jority of the outstanding stock of PDI is owned by its offi-cers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at the maximum aggregate annual rate of .20% of the first $500 million of average daily net assets allocated to the Institutional Shares of the Portfolio, .18% of the next $500 million of average daily net assets allocated to the In-stitutional Shares of the Portfolio, and .16% of the average daily net assets allocated to the Institutional Shares of the Portfolio in excess of $1 billion. From time to time the Admin-istrators may waive some or all of their administration fees from the Portfolio.

               For information about the operating expenses the Portfolio ex-pects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER       PNC Bank serves as the Portfolio's custodian and PFPC serves as
AGENT,         its transfer agent and dividend disbursing agent. PFPC has its
DIVIDEND       principal offices at Bellevue Corporate Center, 400 Bellevue
DISBURSING     Parkway, Wilmington, Delaware 19809.
AGENT AND
CUSTODIAN


                                      13.

--------------------------------------------------------------------------------


EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securi-ties laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to ex-isting shareholders, expenses relating to shareholder re-ports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      14.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Institutional Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution, and Servicing Arrange-ments" in the Statement of Additional Information.

PURCHASE OF SHARES. Institutional Shares are offered to institutional invest-ors, including registered investment advisers with a minimum investment of $500,000 and individuals with a minimum investment of $2,000,000.

Institutional Shares are sold at their net asset value per Share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (East-ern Time) on a Business Day are priced the same day. A "Business Day" is any weekday that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business.

Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders re-ceived by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Busi-ness Day.

Payment for Institutional Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permis-sible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment for institutions is $5,000. There is no minimum subsequent investment requirement.

The Fund may in its discretion waive the minimum investment amount and may re-ject any order for Institutional Shares, and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Redemption orders for Institutional Shares may be placed by telephoning PFPC at (800) 441-7450. Institutional Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the re-demption order. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption or-ders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custo-dian is closed is normally wired in Federal funds on the next Business Day fol-lowing redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days after receiv-ing a redemption order if, in the judgment of PAMG, an earlier payment could adversely affect the Portfolio. No charge for wiring redemption payments is im-posed by the Fund.

                                      15.

--------------------------------------------------------------------------------

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to redeem Institutional Shares in any shareholder's account if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 on thirty days' written notice.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      16.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Share price is based on net asset value. Net asset value is calculated sepa-rately for Institutional Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by the Port-folio that are allocated to its Institutional Shares, less the liabilities charged to its Institutional Shares, by the number of its Institutional Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Institutional Shares, unless a shareholder elects to receive distribu-tions in cash. This election, or any revocation thereof, must be made in writ-ing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      17.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by the Portfolio from foreign se-curities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Portfolio will, subject to applicable limitations, make this election in certain years. If the Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addi-tion to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a share-holder itemizes deductions, to deduct such proportionate amounts from U.S. Fed-eral taxable income. Under recently enacted legislation, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period dur-ing which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. The Portfolio must also meet this holding period requirement with respect to its foreign se-curities in order to flow through "creditable" taxes.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      18.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty-one investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus relates only to Institutional Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administration fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of the Portfolio's Institutional Shares is expected to be higher than the performance of the Port-folio's Service Shares, and the performance of each of the Institutional Shares and Service Shares of the Portfolio is expected to be higher than the perfor-mance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Portfolio offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, in-cluding an automatic investment plan and an automatic withdrawal plan. For fur-ther information regarding the Portfolio's Service or Investor Share classes, contact PFPC at (800) 441-7764 (Service Shares) or (800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On August 12, 1997, PNC Bank held of record approximately 78% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.

                                      19.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Institutional Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Av-erage annual total return reflects the average annual percentage change in value of an investment in Institutional Shares of the Portfolio over the mea-suring period. Total return may also be calculated on an aggregate total re-turn basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return as-sume that dividend and capital gain distributions made by the Portfolio with respect to its Institutional Shares are reinvested in Institutional Shares.

The performance of the Portfolio's Institutional Shares may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other financial or industry publications that monitor the perfor-mance of mutual funds. For example, the performance of the Portfolio's Insti-tutional Shares may be compared to data prepared by Lipper Analytical Servic-es, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Com-pany Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Small Cap International Fund Index and the Financial Times World Stock Index, as well as the Salomon Index. Performance information may also include evaluations of the Portfolio and its Institutional Shares published by nationally recognized ranking services, and information as reported in finan-cial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Institutional Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Institutional Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Institutional Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio ma-turity, operating expenses and market conditions. Any fees charged by brokers or other institutions directly to their customer accounts in connection with investments in Institutional Shares will not be included in the Portfolio per-formance calculations.

                                      20.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

                   CONVENIENT WAYS TO ACCESS FUND INFORMATION

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS:  9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        24 Hours, 7 days a week   toll-free 888-4COMPASS
 COMMENTARY:                                         toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7450
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      21.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $12 billion in 31 portfolios designed to fit a broad range of invest-ment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment style SM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Index Equity
    Large Cap Value Equity              Select Equity
    Mid-Cap Growth Equity               International Equity

    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                           August 20, 1997
--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP EQUITY PORTFOLIO INVESTOR SHARES
--------------------------------------------------------------------------------

ASKING THE KEY
QUESTIONS

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   6
            What Additional Investment Policies And Risks Apply?.........   7
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  12
            Who Manages The Fund?........................................  13
            What Pricing Options Are Available To Investors?.............  17
            What Are The Key Considerations In Selecting A Pricing
             Option?.....................................................  18
            How Are Shares Purchased?....................................  19
            How Are Shares Redeemed?.....................................  20
            What Are The Shareholder Features Of The Fund?...............  22
            What Is The Schedule Of Sales Charges And Exemptions?........  24
            How Is Net Asset Value Calculated?...........................  28
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  28
            How Are Fund Distributions Taxed?............................  29
            How Is the Fund Organized?...................................  30
            How Is Performance Calculated?...............................  31
            How Can I Get More Information?..............................  32

              This Prospectus contains information about the Compass Capital International Small Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated August 20, 1997 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional Infor-mation may be obtained free of charge from Compass Capital Funds (the "Fund") by calling (800) 441-7762. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains an Internet Web site at http://www.sec.gov that contains the State-ment of Additional Information, material incorporated by refer-ence and other information regarding the Portfolio that has been filed with the SEC.

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP EQUITY PORTFOLIO OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

               The COMPASS CAPITAL FUND Family consists of 31 portfolios and has been structured to include many different investment styles so that investors may participate across multiple disciplines in order to seek their long-term financial goals.

               The International Small Cap Equity Portfolio of COMPASS CAPITAL FUNDS is one of twelve diversified investment portfolios that provide investors with a broad spectrum of investment alterna-tives within the equity sector. Eight of these portfolios in-vest in U.S. stocks, three portfolios invest in non-U.S. inter-national stocks and one portfolio invests in a combination of U.S. stocks and bonds. A detailed description of the Interna-tional Small Cap Equity Portfolio begins on page 6. To obtain a prospectus describing the Fund's other equity portfolios, call
               (800) 441-7762.

               The Portfolio's performance benchmark is the Salomon Brothers Extended Markets World Ex-US Index (the "Salomon Index") and its Lipper Peer Group is the International Small Cap Funds. The Salomon Index is a small stock index which represents the bot-tom 20% of the Salomon Brothers Broad Market Index ("BMI"). The BMI is an available equity capital weighted index representa-tive of the market structure of 20 international developed countries. It contains companies with an available market capi-talization greater than $100 million.

               PNC Asset Management Group, Inc. ("PAMG") serves as the Portfo-lio's investment adviser. CastleInternational Asset Management Limited, an affiliate of PAMG ("CastleInternational"), serves as sub-adviser to the Portfolio.


UNDERSTANDING  This Prospectus has been crafted to provide detailed, accurate
THE COMPASS    and comprehensive information on the Compass Capital Interna-
CAPITAL        tional Small Cap Equity Portfolio. We intend this document to
INTERNATIONAL  be an effective tool as you explore one approach to interna-
SMALL CAP      tional equity investing.
EQUITY
PORTFOLIO

CONSIDERING    There can be no assurance that the Portfolio will achieve its
THE RISKS IN   investment objective. The Portfolio will hold equity securities
INTERNATIONAL  of smaller-capitalized foreign issuers and may acquire warrants
EQUITY         and illiquid securities; enter into repurchase and reverse re-
INVESTING      purchase agreements; lend portfolio securities to third par-
               ties; and enter into futures contracts and options and forward currency exchange contracts. Certain risks associated with in-ternational investments are heightened because of currency fluctuations and investments in emerging markets. These and the other investment practices set forth below, and their associ-ated risks, deserve careful consideration. See "What Additional
               Investment Policies And Risks Apply?"

INVESTING IN   For information on how to purchase and redeem shares of the
THE COMPASS    Portfolio, see "How Are Shares Purchased?" and "How Are Shares
CAPITAL        Redeemed?"
FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Investor Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. An example based on the summary is also shown.

                                                        INTERNATIONAL
                                                       SMALL CAP EQUITY
                                                          PORTFOLIO
                                               INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Charge(/1/)
 (as a percentage of offering price)               5.0%      None       None
Maximum Deferred Sales Charge(/1/)(/2/)
 (as a percentage of offering price)              None        4.5%       1.0%
Sales Charge on Reinvested Dividends              None       None       None
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/3/)             .80%       .80%       .80%
12b-1 fees(/3/)(/4/)                               .00        .75        .75
Other operating expenses                          1.00       1.00       1.00
                                                  ----       ----       ----
 Shareholder servicing fee                   .25        .25        .25
 Shareholder processing fee                  .15        .15        .15
 Other expenses                              .60        .60        .60
                                             ---        ---        ---
Total Portfolio operating expenses (after fee
 waivers)(/3/)                                    1.80%      2.55%      2.55%
                                                  ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"

(3) "Other expenses" includes the administration fees payable by the Portfolio. Without waivers, advisory fees would be 1.00% for each class of the Portfo-lio. PAMG and the Portfolio's administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolio's total operat-ing expenses through the fiscal year ending September 30, 1998 at the lev-els set forth in the table. Without waivers, "Total Portfolio operating ex-penses" would be: (i) 2.00% for Investor A Shares; and (ii) 2.75% for In-vestor B Shares and Investor C Shares. The Portfolio does not expect to in-cur 12b-1 fees in excess of .005% with respect to Investor A Shares (other-wise payable at the maximum rate of .10%) through the fiscal year ending September 30, 1998.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                       4.

--------------------------------------------------------------------------------
EXAMPLE

An investor in Investor Shares of the Portfolio would pay the following ex-penses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                          ONE YEAR THREE YEARS
 A Shares*                  $67       $104
 B Shares (Redemption)**     71        116
 B Shares (No Redemption)    26         79
 C Shares                    26         79

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by brokers or other insti-tutions directly on their customer accounts in connection with investments in the Portfolio. For a detailed description of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       5.

-------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
-------------------------------------------------------------------------------

                 The International Small Cap Equity Portfolio of COMPASS CAP-ITAL FUNDS is one of twelve Compass Capital investment port-folios that provide investors with a broad spectrum of in-vestment alternatives within the equity sector. Eight of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

                 In certain investment cycles and over certain holding peri-ods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An investment program that combines these multiple disciplines allows investors to select from among these var-ious product options in the way that most closely fits the investor's investment goals and sentiments.

INVESTMENT       The International Small Cap Equity Portfolio seeks to pro-
OBJECTIVE        vide long-term Capital Appreciation.

INVESTMENT
STYLE The Portfolio pursues non-dollar denominated stocks of small cap issuers in countries included in the Salomon Brothers Extended Markets World Ex-US Index (the "Salomon Index") which the sub-adviser expects to appreciate. In addition, there may also be up to 20% exposure to stocks of issuers in emerging market countries. Within this universe, a value style of investing is employed to select stocks which the sub-adviser believes are undervalued, taking into account the company's earnings trend and its price momentum. The sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, governmen-tal policies influencing business conditions and the outlook for currency relationships.

PORTFOLIO        Portfolio assets are invested primarily in international
EMPHASIS         stocks with a capitalization below $1 billion. This broad
                 universe offers investment opportunities in a number of growing companies which often exhibit product or market strength, management strength and financial strength and of-ten exist in growth, niche markets. A number of companies in this universe are dedicated to providing quality, service, creativity and productivity. Although international small companies have certain risks associated with them, as dis-cussed under "What Additional Investment Policies and Risks
                 Apply?" below, they nonetheless can offer significant growth potential.

                 The Portfolio emphasizes primarily stocks with price- /earnings ratios below average for such security's home mar-ket or stock exchange.

                 The Portfolio seeks diversification across countries, indus-try groups and companies with investment at all times in at least three foreign developed countries.

                                      6.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the International Small Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securities of smaller-capitalized foreign issuers. The Portfolio defines smaller-capitalized issuers as those with less than $1 billion ($1.5 billion for Japanese issuers) in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity secu-rities include common stock and preferred stock (including convertible pre-ferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and part-nerships; and depository receipts.

The Portfolio invests primarily in equity securities of issuers located in countries included in the Salomon Brothers Extended Markets World Ex-US Index. Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Ma-laysia, Spain, Sweden, Switzerland and the United Kingdom currently comprise the Salomon Index. From time to time the Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan or the United Kingdom.

The Portfolio may also invest up to 20% of its assets in countries with emerg-ing economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Tai-wan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In ad-dition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Investments of 25% or more of the Portfolio's total assets in Japan, the United Kingdom or any other country would make the Portfolio's performance more depen-dent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different coun-tries. For example, past events in the Japanese economy as well as social de-velopments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies.

                                       7.

-------------------------------------------------------------------------------

Political and economic structures in countries with emerging economies or se-curities markets may be undergoing significant evolution and rapid develop-ment, and these countries may lack the social, political and economic stabil-ity characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Portfolio of additional investments in emerging market countries. The small size and inexperience of the securities markets in cer-tain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more vola-tile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to is-suers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Port-folio to establish a rate of exchange for a future point in time.

The expense ratios of the International Small Cap Equity Portfolio can be ex-pected to be higher than those of portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable trans-actions on foreign markets and additional costs arising from delays in settle-ments of transactions involving foreign securities.

SMALLER-CAPITALIZED ISSUERS. Smaller-capitalized issuers will normally have more limited product lines, markets and financial resources and will be depen-dent upon a more limited management group than larger capitalized companies.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Re-ceipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corpora-tion. EDRs, which are sometimes referred to as Continental Depository Re-ceipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations as described above.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objective, the Portfolio may write (i.e. sell) covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option ob-tains the right to buy (in the case of a call option) or to sell (in the case of a put option) a security at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indi-ces, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Options Clearing Corporation. The Portfolio will not purchase put and call options when the aggregate

                                      8.

--------------------------------------------------------------------------------
premiums on outstanding options exceed 5% of its net assets at the time of pur-chase, and will not write options on more than 25% of the value of its net as-sets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchas-ers of listed options issued by the Options Clearing Corporation, which per-forms the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might other-wise result from a market decline or currency exchange fluctuation. The Portfo-lio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In con-nection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the instru-ments held by the Portfolio and the price of the futures contract or option;
(b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; and (d) the sub-adviser's inability to predict correctly the direction of securities pric-es, interest rates, currency exchange rates and other economic factors. For further discussion of risks involved with domestic and foreign futures and op-tions, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without limi-tation in high quality money market instruments. The Portfolio may also invest in high quality money market instruments pending investment or to meet antici-pated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign is-suers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obli-gations of supranational organizations. Generally, such obligations will mature within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the seller's agreement to repur-

                                       9.

--------------------------------------------------------------------------------
chase them at an agreed upon time and price. Repurchase agreements are, in sub-stance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Port-folio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. The Portfolio may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one for-eign country. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ex-penses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and

                                      10.

--------------------------------------------------------------------------------
repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Portfolio may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securi-ties. This investment practice could have the effect of increasing the level of illiquidity in the Portfolio during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 100%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      11.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      12.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of Compass Capital Funds are managed
TRUSTEES          under the direction of the Board of Trustees. The following persons currently serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

                  The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND       The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS      Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its prin-cipal offices at 1600 Market Street, 29th Floor, Philadel-phia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  The sub-adviser to the Portfolio is CastleInternational Asset Management Limited ("CastleInternational"), an affiliate of PAMG, with primary offices at 7 Castle Street, Edinburgh, Scotland EH2 3AH. CastleInternational manages nearly $2 bil-lion in assets, approximately half of which currently are al-located to international small cap investments. CastleInternational's investment philosophy is based on a value approach where a universe of approximately 2,000 compa-nies is screened to find those companies that are undervalued with respect to earnings growth prospects. CastleInternational also employs a focused subjective analy-sis that is important for investments in small companies. This includes comprehensive financial analysis, the review of published research materials and meetings with company man-agement. CastleInternational believes that company meetings are fundamental to the investment process and CastleInternational currently visits more than 500 companies per year in order to assist it in assessing management qual-ity and company strategy. It is generally CastleInternational's policy not to invest in a company with-out first meeting management. Peter J. Tait, a founding Di-rector and Global Strategist of CastleInternational, serves as portfolio manager of the Portfolio. As Global Strategist, Mr. Tait is responsible for CastleInternational's asset allo-cation process. From 1990 to 1996, Mr. Tait was a Director and head of the Continental European desk at Dunedin Fund Managers Ltd. Mr. Tait has over 15 years experience managing international equity securities.

                  For their investment advisory and sub-advisory services, PAMG and CastleInternational are entitled to fees, computed daily on a portfolio-by-portfolio

                                      13.

-------------------------------------------------------------------------------
                 basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" PAMG and CastleInternational intend to waive a portion of their fees during the current fiscal year. All sub-advisory fees are paid by PAMG and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      1.00%                      .85%
            $1 billion -- $2 billion               .95                       .80
            $2 billion -- $3 billion               .90                       .75
            greater than $3 billion                .85                       .70


                 Although the advisory fee rate payable by the Portfolio is higher than the rate payable by mutual funds investing in domestic securities, the Fund believes it is comparable to the rates paid by many other funds with similar investment objectives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

                 CastleInternational strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distributor.

ADMINISTRATORS   Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
                 Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are in-direct wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc.
                 ("PDI"). A majority of the outstanding stock of PDI is owned by its officers.

                 The Administrators generally assist the Fund in all aspects of its administration and operation, including matters re-lating to the maintenance of financial records and fund ac-counting. As compensation for these services, CCG is enti-tled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a com-bined fee, computed daily and payable monthly, at the maxi-mum aggregate annual rate of .20% of the first $500 million of average daily net assets allocated to the Investor Shares of the Portfolio, .18% of the next $500 million of average daily net assets allocated to the Investor Shares of the Portfolio, and .16% of the average daily net assets allo-cated to the Investor Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

                 For information about the operating expenses the Portfolio expects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER         PNC Bank serves as the Portfolio's custodian and PFPC serves
AGENT,           as its transfer agent and dividend disbursing agent. PFPC
DIVIDEND         has its principal offices at Bellevue Corporate Center, 400
DISBURSING       Bellevue Parkway, Wilmington, Delaware 19809.
AGENT AND
CUSTODIAN



                                      14.

--------------------------------------------------------------------------------
DISTRIBUTION   Under the Fund's Distribution and Service Plan (the "Plan"),
AND SERVICE    Investor Shares of the Portfolio bear the expense of payments
PLAN           ("distribution fees") made to CDI, as the Fund's distributor
               (the "Distributor"), or affiliates of PNC Bank, for distribu-tion and sales support services. The distribution fees may be used to compensate the Distributor for distribution services and to compensate the Distributor and PNC Bank affiliates for sales support services provided in connection with the offering and sale of Investor Shares. The distribution fees may also be used to reimburse the Distributor and PNC Bank affiliates for related expenses, including payments to brokers, dealers, fi-nancial institutions and industry professionals ("Service Orga-nizations") for sales support services and related expenses.
               Distribution fees payable under the Plan will not exceed .10%
               (annualized) of the average daily net asset value of the Port-folio's outstanding Investor A Shares and .75% (annualized) of the average daily net asset value of the Portfolio's outstand-ing Investor B and Investor C Shares. Payments under the Plan are not tied directly to out-of-pocket expenses and therefore may be used by the recipients as they choose (for example, to defray their overhead expenses). The Plan also permits the Dis-tributor, PAMG, the Administrators and other companies that re-ceive fees from the Fund to make payments relating to distribu-tion and sales support activities out of their past profits or other sources available to them.

               Under the Plan, the Fund intends to enter into service arrange-ments with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares pur-suant to which Service Organizations will render certain sup-port services to their customers who are the beneficial owners of Investor Shares. In consideration for a shareholder servic-ing fee of up to .25% (annualized) of the average daily net as-set value of Investor Shares owned by their customers, Service Organizations may provide one or more of the following servic-es: responding to customer inquiries relating to the services performed by the Service Organization and to customer inquiries concerning their investments in Investor Shares; assisting cus-tomers in designating and changing dividend options, account designations and addresses; and providing other similar share-holder liaison services. In consideration for a separate share-holder processing fee of up to .15% (annualized) of the average daily net asset value of Investor Shares owned by their custom-ers, Service Organizations may provide one or more of these ad-ditional services to such customers: processing purchase and redemption requests from customers and placing orders with the Fund's transfer agent or the Distributor; processing dividend payments from the Fund on behalf of customers; providing sub-accounting with respect to Investor Shares beneficially owned by customers or the information necessary for sub-accounting; and providing other similar services.

               Service Organizations may charge their clients additional fees for account services. Customers who are beneficial owners of Investor Shares should read this Prospectus in light of the terms and fees governing their accounts with Service Organiza-tions.

               The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of under-writing securities. It is intended that the services provided by Service Organizations under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

                                      15.

--------------------------------------------------------------------------------

EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custodian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, distribution fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state secu-rities laws, expenses of preparing prospectuses and state-ments of additional information and of printing and distrib-uting prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insur-ance premiums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.


                                      16.

--------------------------------------------------------------------------------
WHAT PRICING OPTIONS ARE AVAILABLE TO INVESTORS?
--------------------------------------------------------------------------------

               The Portfolio offers different pricing options to investors in the form of different share classes. These options are de-scribed below:

               A SHARES (FRONT-END LOAD)
                One time, front-end sales charge at time of purchase
                No charges or fees at any time for redeeming shares
                Lower ongoing expenses
                Free exchanges with other A Shares in the Compass Capital Funds family
               A Shares may make sense for investors with a long-term invest-ment horizon who prefer to pay a one-time front-end sales charge and have reduced ongoing fees.

               B SHARES (BACK-END LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) if shares are re-deemed, declining over 6 years from a high of 4.50%
                Free exchanges with other B Shares in the Compass Capital Funds family
                Automatically convert to A Shares eight years from purchase
               B Shares may make sense for investors who prefer to pay for professional investment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge.

               C SHARES (LEVEL LOAD)
                No front-end sales charge at time of purchase
                Contingent deferred sales charge (CDSC) of 1.00% if shares are redeemed within 12 months of purchase
               Free exchanges with other C Shares in the Compass Capital Funds family
               C Shares may make sense for shorter term (relative to both A and B Shares) investors who prefer to pay for professional in-vestment advice on an ongoing basis (asset-based sales charge) rather than with a traditional, one-time front-end sales charge. Such investors may plan to make substantial redemptions within 6 years of purchase.

THE PRICING OPTIONS FOR THE PORTFOLIO ARE DESCRIBED IN THE TABLE BELOW:

                            A SHARES       B SHARES              C SHARES
  Maximum Front-End Sales
   Charge                    5.00%          0.00%                 0.00%
  12b-1 Fee                  0.00%*         0.75%                 0.75%
  CDSC (Redemption Charge)   0.00%       4.50%-0.00%              1.00%
                                       (Depends on when   (If redeemed within 12
                                     shares are redeemed)  months of purchase)

* The Portfolio does not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares through the fiscal year ending September 30, 1998.

Investors wishing to purchase shares of the Portfolio may do so either by mail-ing the investment application attached to this Prospectus along with a check or by wiring money as specified below under "How Are Shares Purchased?"

                                      17.

-------------------------------------------------------------------------------
WHAT ARE THE KEY CONSIDERATIONS IN SELECTING A PRICING OPTION?
-------------------------------------------------------------------------------

In deciding which class of Investor Shares to purchase, investors should con-sider the following:

INTENDED HOLDING PERIOD. Over time, the cumulative distribution fees on the Portfolio's Investor B Shares and Investor C Shares will exceed the expense of the maximum initial sales charge on Investor A Shares. For example, if net as-set value remains constant, the Investor B Shares' and Investor C Shares' ag-gregate distribution fees would be equal to the Investor A Shares' initial maximum sales charge approximately 6 years after purchase. Thereafter, In-vestor B Shares and Investor C Shares would bear higher aggregate expenses. Investor B and Investor C shareholders, however, enjoy the benefit of permit-ting all their dollars to work from the time the investments are made. Any positive investment return on the additional invested amount would partially or wholly offset the higher annual expenses borne by Investor B Shares and In-vestor C Shares.

Because the Portfolio's future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

At the end of eight years after the date of purchase, Investor B Shares will convert automatically to Investor A Shares, based on the relative net asset values of shares of each class. Investor B Shares acquired through reinvest-ment of dividends or distributions are also converted at the earlier of these dates--eight years after the reinvestment date or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment. Investor C Shares have no conversion feature.

Unless a sales charge waiver applies, Investor B shareholders pay a contingent deferred sales charge if they redeem during the first six years after pur-chase, and Investor C shareholders pay a contingent deferred sales charge if they redeem during the first twelve months after purchase. Investors expecting to redeem during these periods should consider the cost of the applicable con-tingent deferred sales charge in addition to the aggregate annual Investor B or Investor C distribution fees, as compared with the cost of the initial sales charges applicable to the Investor A Shares.

REDUCED SALES CHARGES. Because of reductions in the front-end sales charge for purchases of Investor A Shares aggregating $25,000 or more, it may be advanta-geous for investors purchasing large quantities of Investor Shares to purchase Investor A Shares. In any event, the Fund will not accept any purchase order for $1,000,000 or more of Investor B Shares or Investor C Shares.

WAIVER OF SALES CHARGES. The entire initial sales charge on Investor A Shares of the Portfolio may be waived for certain eligible purchasers allowing their entire purchase price to be immediately invested in the Portfolio. The contin-gent deferred sales charge may be waived upon redemption of certain Investor B Shares and Investor C Shares.

                                      18.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED?
--------------------------------------------------------------------------------

GENERAL. Initial and subsequent purchase orders may be placed through securi-ties brokers, dealers or financial institutions ("brokers"), or the transfer agent. Generally, individual investors will purchase Investor Shares through a broker who will then transmit the purchase order directly to the transfer agent.

The minimum investment for the initial purchase of shares is $500; there is a $50 minimum for subsequent investments. Purchases through the Automatic Invest-ment Plan described below are subject to a lower initial purchase minimum. In addition, the minimum initial investment for employees of the Fund, the Fund's investment adviser, sub-adviser, Distributor or transfer agent or employees of their affiliates is $100, unless payment is made through a payroll deduction program in which case the minimum investment is $25.

When placing purchase orders, investors should specify whether the order is for Investor A, Investor B or Investor C Shares of the Portfolio. All share pur-chase orders that fail to specify a class will automatically be invested in In-vestor A Shares.

PURCHASES THROUGH BROKERS. Shares may be purchased through brokers which have entered into dealer agreements with the Distributor. Purchase orders received by a broker and transmitted to the transfer agent before the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on a Business Day will be effected at the net asset value determined that day, plus any applicable sales charge. Payment for an order may be made by the broker in Federal funds or other funds immediately available to the Portfolio's custodian no later than 4:00 p.m. (Eastern time) on the third Business Day following re-ceipt of the purchase order.

It is the responsibility of brokers to transmit purchase orders and payment on a timely basis. If payment is not received within the period described above, the order will be canceled, notice thereof will be given, and the broker and its customers will be responsible for any loss to the Fund or its shareholders. Orders of less than $500 may be mailed by a broker to the transfer agent.

PURCHASES THROUGH THE TRANSFER AGENT. Investors may also purchase Investor Shares by completing and signing the Account Application Form and mailing it to the transfer agent, together with a check in at least the minimum initial pur-chase amount payable to Compass Capital Funds. An Account Application Form may be obtained by calling (800) 441-7762. The name of the Portfolio must also ap-pear on the check or Federal Reserve Draft. Investors may also wire Federal funds in connection with the purchase of shares. The wire instructions must in-clude the name of the Portfolio, specify the class of Investor Shares and in-clude the name of the account registration and the shareholder account number. Before wiring any funds, an investor must call PFPC at (800) 441-7762 in order to confirm the wire instructions. Purchase orders which are received by PFPC, together with payment, before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any Business Day (as defined below) are priced at the applicable net asset value next determined on that day, plus any applicable sales charge.

OTHER PURCHASE INFORMATION. Shares of the Portfolio are sold on a continuous basis by CDI as the Distributor. CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961. Purchases may be effected on weekdays on which both the New York Stock Exchange and the Federal Reserve Bank of Philadelphia are open for business (a "Business Day"). Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Fund. No certificates will be issued for shares. Payments for shares of the Portfolio may, in the discretion of the Fund's investment adviser, be made in the form of securities that are permissible investments for the Portfolio. The Fund re-serves the right to reject any purchase order, to modify or waive the minimum initial or subsequent investment requirement and to suspend and resume the sale of any share class of the Portfolio at any time.

                                      19.

-------------------------------------------------------------------------------
HOW ARE SHARES REDEEMED?
-------------------------------------------------------------------------------

REDEMPTION. Shareholders may redeem their shares for cash at any time. A writ-ten redemption request in proper form must be sent directly to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907. Except for the contingent deferred sales charge, if applicable, there is no charge for a re-demption. Shareholders may also place redemption requests through a broker or other institution, which may charge a fee for this service.

WHEN REDEEMING INVESTOR SHARES IN THE PORTFOLIO, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES, INVESTOR B SHARES OR INVESTOR C SHARES. If a redeeming shareholder owns both Investor A Shares and Investor B Shares or Investor C Shares in the Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise. If a redeeming shareholder owns both Investor B Shares and Investor C Shares in the Portfo-lio, the redemption order will be processed to minimize the amount of the con-tingent deferred sales charge that will be charged unless the shareholder in-dicates otherwise.

Except as noted below, a request for redemption must be signed by all persons in whose names the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the rec-ord address, or if the shareholder is a corporation, partnership, trust or fi-duciary, signature(s) must be guaranteed by any eligible guarantor institu-tion. Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations.

Generally, a properly signed written request with any required signature guar-antee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is required by PFPC in the event redemption is requested by a corporation, part-nership, trust, fiduciary, executor or administrator.

EXPEDITED REDEMPTIONS. If a shareholder has given authorization for expedited redemption, shares can be redeemed by telephone and the proceeds sent by check to the shareholder or by Federal wire transfer to a single previously desig-nated bank account. Once authorization is on file, PFPC will honor requests by any person by telephone at (800) 441-7762 or other means. The minimum amount that may be sent by check is $500, while the minimum amount that may be wired is $10,000. The Fund reserves the right to change these minimums or to termi-nate these redemption privileges. If the proceeds of a redemption would exceed $25,000, the redemption request must be in writing and will be subject to the signature guarantee requirement described above. During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund is not responsible for the efficiency of the Federal wire system or the shareholder's firm or bank. The Fund does not currently charge for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive wire redemption proceeds, it is necessary to send a written request (with a guaranteed signature as described above) to Compass Capital Funds c/o PFPC, P.O. Box 8907, Wilmington, Delaware 19899-8907.

The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. The Fund, the Administrators and the Distributor will em-ploy reasonable procedures to confirm that instructions communicated by tele-phone are genuine. The Fund, the Administrators and the Distributor will not be liable for any

                                      20.

--------------------------------------------------------------------------------
loss, liability, cost or expense for acting upon telephone instructions reason-ably believed to be genuine in accordance with such procedures.

ACCOUNTS WITH LOW BALANCES. The Fund reserves the right to redeem a sharehold-er's account in the Portfolio at any time the net asset value of the account in the Portfolio falls below the required minimum initial investment as the result of a redemption or an exchange request. A shareholder will be notified in writ-ing that the value of the shareholder's account in the Portfolio is less than the required amount and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS. The redemption price for shares is their net asset value per share next determined after the request for redemption is re-ceived in proper form by Compass Capital Funds c/o PFPC, P.O. Box 8907, Wil-mington, Delaware 19899-8907. Proceeds from the redemption of shares will be reduced by the amount of any applicable contingent deferred sales charge. Un-less another payment option is used as described above, payment for redeemed shares is normally made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Payment may, however, be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay the payment of redemption pro-ceeds, which may be a period of up to 15 days after the purchase date, pending a determination that the check has cleared.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsibili-ties under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

                                      21.

--------------------------------------------------------------------------------
WHAT ARE THE SHAREHOLDER FEATURES OF THE FUND?
--------------------------------------------------------------------------------

COMPASS CAPITAL FUNDS offers shareholders many special features which enable an investor to have greater investment flexibility as well as greater access to information about the Fund throughout the investment period.

Additional information on each of these features is available from PFPC by calling (800) 441-7762.

EXCHANGE PRIVILEGE. Investor A, Investor B and Investor C Shares of the Portfo-lio may be exchanged for shares of the same class of other portfolios of the Fund which offer that class of shares, based on their respective net asset val-ues. Exchanges of Investor A Shares may be subject to the difference between the sales charge previously paid on the exchanged shares and the higher sales charge (if any) payable with respect to the shares acquired in the exchange.

Investor A Shares of money market portfolios of the Fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a pur-chase of shares in one or more investment portfolios of the Fund for which a sales charge was paid, can be exchanged for Investor A Shares of a portfolio subject to differential sales charges as applicable.

The exchange of Investor B and Investor C Shares will not be subject to a CDSC, which will continue to be measured from the date of the original purchase and will not be affected by exchanges.

A shareholder wishing to make an exchange may do so by sending a written re-quest to PFPC at the address given above. Shareholders are automatically pro-vided with telephone exchange privileges when opening an account, unless they indicate on the Application that they do not wish to use this privilege. To add this feature to an existing account that previously did not provide this op-tion, a Telephone Exchange Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone at (800) 441-7762 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange re-quests to PFPC in writing.

If the exchanging shareholder does not currently own shares of the investment portfolio whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and broker of record as the account from which shares are exchanged, unless otherwise speci-fied in writing by the shareholder with all signatures guaranteed by an eligi-ble guarantor institution as defined above. In order to participate in the Au-tomatic Investment Program or establish a Systematic Withdrawal Plan for the new account, however, an exchanging shareholder must file a specific written request.

Any share exchange must satisfy the requirements relating to the minimum ini-tial investment requirement, and must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share ex-change is a taxable event and, accordingly, a capital gain or loss may be real-ized. Before making an exchange request, shareholders should consult a tax or other financial adviser and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is mak-ing an exchange, as set forth in the applicable Prospectus. Brokers may charge a fee for handling exchanges.

The Fund reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modification or termination except where notice is not required.

                                      22.

--------------------------------------------------------------------------------

The Fund reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any portfolio or its shareholders. The Fund, the Administrators and the Distributor will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund, the Administrators and the Distributor will not be liable for any loss, liabil-ity, cost or expense for acting upon telephone instructions reasonably believed to be genuine in accordance with such procedures. Exchange orders may also be sent by mail to the shareholder's broker or to PFPC at P.O. Box 8907, Wilming-ton, Delaware 19899-8907.

AUTOMATIC INVESTMENT PLAN ("AIP"). An investor in shares of the Portfolio may arrange for periodic investments in the Portfolio through automatic deductions from a checking or savings account by completing the AIP Application Form which may be obtained from PFPC. The minimum pre-authorized investment amount is $50.

RETIREMENT PLANS. Portfolio shares may be purchased in conjunction with indi-vidual retirement accounts ("IRAs") and rollover IRAs where PNC Bank or any of its affiliates acts as custodian. For further information as to applications and annual fees, contact the Distributor. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan which may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the SWP, the account must have a cur-rent value of $10,000 or more in the Portfolio. Shareholders may elect to re-ceive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Automatic withdraw-als are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC. Pur-chases of additional Investor A Shares of the Fund concurrently with withdraw-als may be disadvantageous to investors because of the sales charges involved and, therefore, are discouraged. No contingent deferred sales charge will be assessed on redemptions of Investor B or Investor C Shares made through the SWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly and semi-annual SWP redemptions of Investor B or Investor C Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Investor B or Investor C Shares in excess of this limit are still subject to the applicable CDSC.

                                      23.

-------------------------------------------------------------------------------
WHAT IS THE SCHEDULE OF SALES CHARGES AND EXEMPTIONS?
-------------------------------------------------------------------------------

INVESTOR A       Investor A Shares of the Portfolio are subject to a front-
SHARES           end sales charge determined in accordance with the following schedules:

                                                                REALLOWANCE OR
                                                                PLACEMENT FEES
                                    SALES CHARGE  SALES CHARGE    TO DEALERS
       AMOUNT OF TRANSACTION          AS % OF      AS % OF NET     (AS % OF
         AT OFFERING PRICE         OFFERING PRICE  ASSET VALUE  OFFERING PRICE)
  Less than $25,000                     5.00%         5.26%          4.50%
  $25,000 but less than $50,000         4.75          4.99           4.25
  $50,000 but less than $100,000        4.50          4.71           4.00
  $100,000 but less than $250,000       4.00          4.17           3.50
  $250,000 but less than $500,000       3.00          3.09           2.50
  $500,000 but less than
   $1,000,000                           2.00          2.04           1.50
  $1,000,000 but less than
   $2,000,000                           0.00*         0.00*          1.00**
  $2,000,000 but less than
   $3,000,000                           0.00*         0.00*          0.95**
  $3,000,000 but less than
   $5,000,000                           0.00*         0.00*          0.87**
  $5,000,000 but less than
   $10,000,000                          0.00*         0.00*          0.69**
  $10,000,000 but less than
   $15,000,000                          0.00*         0.00*          0.62**
  $15,000,000 but less than
   $20,000,000                          0.00*         0.00*          0.53**
  $20,000,000 but less than
   $40,000,000                          0.00*         0.00*          0.39**


* There is no initial sales charge on purchases of $1,000,000 or more of In-vestor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers on purchases of Investor
   A Shares of $1,000,000 or more.

During special promotions, the entire sales charge may be reallowed to deal-ers. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the 1933 Act. The amount of the sales charge not reallowed to dealers may be paid to broker-dealer affiliates of PNC Bank Corp. who provide sales support services. The Distributor, CCG and/or their affili-ates may also pay additional compensation, out of their assets and not as an additional charge to the Portfolio, to dealers in connection with the sale and distribution of shares (such as additional payments based on new sales), and may, subject to applicable NASD regulations, contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "In-vestment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

SALES CHARGE WAIVERS--INVESTOR A SHARES. The following persons associated with the Fund, the Distributor, the Fund's investment adviser, sub-advisers or transfer agent and their affiliates may buy Investor A Shares without paying a sales charge to the extent permitted by these firms: (a) officers, directors and partners (and their spouses and minor children); (b) employees and retir-ees (and their spouses and minor children); (c) registered representatives of brokers who have entered into selling agreements with the Distributor; (d) spouses or children of such persons; and (e) any trust, pension, profit-shar-ing or other benefit plan for any of the persons set forth in (a) through (c). The following persons may also buy Investor A Shares without paying a sales charge: (a) persons investing through an authorized payroll deduction plan;
(b) persons investing through an authorized investment plan for organizations which operate under Section

                                      24.

--------------------------------------------------------------------------------
501(c)(3) of the Internal Revenue Code; (c) registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in the Portfolio, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares that would otherwise be subject to front-end sales charges equals at least $250,000; and (d) persons participating in a "wrap account" or similar program under which they pay advisory fees to a broker-dealer or other finan-cial institution. Investors who qualify for any of these exemptions from the sales charge must purchase Investor A Shares.

QUALIFIED PLANS. In general, the sales charge (as a percentage of the offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolio aggregating less than $500,000 will be 2.50%. The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregat-ing $500,000 and above.

The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolio for purchases through cer-tain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Informa-tion.

QUANTITY DISCOUNTS. As shown above, larger purchases may reduce the sales charge price. Upon notice to the investor's broker or the transfer agent, pur-chases of Investor A Shares made at any one time by the following persons may be considered when calculating the sales charge: (a) an individual, his or her spouse, and their children under the age of 21; (b) a trustee or fiduciary of a single trust estate or single fiduciary account; or (c) any organized group which has been in existence for more than six months, if it is not organized for the purpose of buying redeemable securities of a registered investment com-pany, and if the purchase is made through a central administrator, or through a single dealer, or by other means which result in economy of sales effort or ex-pense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit card holders of a company, policyholders of an insurance company, customers of either a bank or broker/dealer or clients of an investment adviser. Purchases made by an orga-nized group may include, for example, a trustee or other fiduciary purchasing for a single fiduciary account or other employee benefit plan purchases made through a payroll deduction plan.

REDUCED SALES CHARGES--INVESTOR A SHARES

RIGHT OF ACCUMULATION. Under the Right of Accumulation, the current value of an investor's existing Investor A Shares in the Portfolio or the total amount of an investor's initial investment in such shares, less redemptions (whichever is greater) may be combined with the amount of the investor's current purchase in determining the applicable sales charge. In order to receive the cumulative quantity reduction, previous purchases of Investor A Shares must be called to the attention of PFPC by the investor at the time of the current purchase.

REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares of the Portfolio (or Investor A Shares of another non-money market portfolio of the Fund), a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds without any sales charges. PFPC must be notified of the reinvestment in writing by the purchaser, or by his or her broker, at the time purchase is made in order to eliminate a sales charge. An investor should con-sult a tax adviser concerning the tax consequences of use of the reinvestment privilege.

INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent de-ferred sales charge upon redemption. Such purchases must be made within 60 days of the redemption, and the Fund must be notified by the investor in writing, or by his or her financial institution, at the time the purchase of Investor A Shares is made.


                                      25.

-------------------------------------------------------------------------------
LETTER OF INTENT. An investor may qualify for a reduced sales charge immedi-ately by signing a Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount in Investor A Shares which, if made at one time, would qualify for a reduced sales charge. The Letter of In-tent may be signed at any time within 90 days after the first investment to be included in the Letter of Intent. The initial investment must meet the minimum initial investment requirement and represent at least 5% of the total intended investment. The investor must instruct PFPC upon making subsequent purchases that such purchases are subject to a Letter of Intent. All dividends and capi-tal gains of the Portfolio that are invested in additional Investor A Shares of the Portfolio are applied to the Letter of Intent.

During the term of a Letter of Intent, the Fund's transfer agent will hold In-vestor A Shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed Investor A Shares will be released when the full amount indicated has been purchased. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed.

If the full amount indicated is not purchased within the 13-month period, the investor will be required to pay an amount equal to the difference between the sales charge actually paid and the sales charge the investor would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. If remittance is not received within 20 days of the ex-piration of the 13-month period, PFPC, as attorney-in-fact, pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Investor A Shares held in escrow to realize the difference.

PURCHASES OF INVESTOR B SHARES. Investor B Shares are subject to a deferred sales charge at the rates set forth in the chart below if they are redeemed within six years of purchase. The deferred sales charge on Investor B Shares is based on the lesser of the offering price or the net asset value of the In-vestor B Shares on the redemption date. Dealers will generally receive commis-sions equal to 4.00% of Investor B Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor B Shares to certain retirement plans sponsored by the Fund, CCG or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments may be different than the reallowances, place-ment fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor C Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, CCG and/or their affiliates may provide to dealers in connection with the sale of shares.

The amount of any contingent deferred sales charge an investor must pay on In-vestor B Shares depends on the number of years that elapse between the pur-chase date and the date the Investor B Shares are redeemed as set forth in the following chart:

                                                CONTINGENT DEFERRED
                                                SALES CHARGE (AS A
                NUMBER OF YEARS             PERCENTAGE OF DOLLAR AMOUNT
             ELAPSED SINCE PURCHASE           SUBJECT TO THE CHARGE)
      Less than one                                    4.50%
      More than one, but less than two                 4.00
      More than two, but less than three               3.50
      More than three, but less than four              3.00
      More than four, but less than five               2.00
      More than five, but less than six                1.00
      More than six, but less than seven               0.00
      More than seven, but less than eight             0.00

                                      26.

--------------------------------------------------------------------------------

PURCHASES OF INVESTOR C SHARES. Investor C Shares are subject to a deferred sales charge of 1.00% based on the lesser of the offering price or the net as-set value of the Investor C Shares on the redemption date if redeemed within twelve months after purchase. Dealers will generally receive commissions equal to 1.00% of the Investor C Shares sold by them plus ongoing fees under the Fund's Distribution and Service Plan and described under "Who Manages the Fund?" Dealers may not receive a commission in connection with sales of In-vestor C Shares to certain retirement plans sponsored by the Fund, CCG or its affiliates, but may receive fees under the Distribution and Service Plan. These commissions and payments, may be different than the reallowances, placement fees and commissions paid to dealers in connection with sales of Investor A Shares and Investor B Shares. See "What Is The Schedule Of Sales Charges And Exemptions--Investor A Shares" for information on additional sales incentives which the Distributor, CCG and/or their affiliates may provide to dealers in connection with the sale of shares.

EXEMPTIONS FROM THE CONTINGENT DEFERRED SALES CHARGE--INVESTOR B AND INVESTOR C SHARES. The contingent deferred sales charge on Investor B Shares and Investor C Shares is not charged in connection with: (1) exchanges described in "What Are The Shareholder Features Of The Fund?--Exchange Privilege"; (2) redemptions made in connection with minimum required distributions from IRA, 403(b)(7) and Qualified Plan accounts due to the shareholder reaching age 70 1/2; (3) redemp-tions made with respect to certain retirement plans sponsored by the Fund, CCG or its affiliates; (4) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code) subsequent to the purchase of Investor B Shares or Investor C Shares; (5) involuntary redemptions of In-vestor B Shares or Investor C Shares in accounts with low balances as described in "How Are Shares Redeemed?"; and (6) redemptions made pursuant to the System-atic Withdrawal Plan, subject to the limitations set forth above under "What Are The Shareholder Features Of The Fund?--Systematic Withdrawal Plan." In ad-dition, no contingent deferred sales charge is charged on Investor B Shares or Investor C Shares acquired through the reinvestment of dividends or distributions. The Fund also waives the contingent deferred sales charge on re-demptions of Investor B Shares of the Portfolio purchased through certain Qual-ified Plans participating in programs whose sponsors or administrators have en-tered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

When an investor redeems Investor B Shares or Investor C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares and Investor C Shares are re-deemed first from those shares that are not subject to the deferred sales load (i.e., shares that were acquired through reinvestment of dividends or distribu-tions) and after that from the shares that have been held the longest.

                                      27.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Share price is based on net asset value. Net asset value is calculated sepa-rately for each class of Investor Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to a particular class of shares, less the lia-bilities charged to that class, by the number of shares of the class that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional shares of the same class on which the distributions are paid, unless a shareholder elects to receive distributions in cash. This election, or any rev-ocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      28.

--------------------------------------------------------------------------------
HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange. Generally, shareholders may include sales charges paid on the purchase of shares in their tax basis for the purposes of determining gain or loss on a redemption, transfer or exchange of such shares. However, if a shareholder exchanges the shares for shares of an-other portfolio within 90 days of purchase and is able to reduce the sales charges applicable to the new shares (by virtue of the Fund's exchange privi-lege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss but may be included (subject to the same limitation) in the tax basis of the new shares.

Dividends and certain interest income earned by the Portfolio from foreign se-curities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Portfolio will, subject to applicable limitations, make this election in certain years. If the Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addi-tion to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a share-holder itemizes deductions, to deduct such proportionate amounts from U.S. Fed-eral taxable income. Under recently enacted legislation, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period dur-ing which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. The Portfolio must also meet this holding period requirement with respect to its foreign se-curities in order to flow through "creditable" taxes.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      29.

--------------------------------------------------------------------------------
HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty-one investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus relates to Investor A Shares, Investor B Shares and In-vestor C Shares.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administration fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of the Portfolio's Institutional Shares is expected to be higher than the performance of the Port-folio's Service Shares, and the performance of each of the Institutional Shares and Service Shares of the Portfolio is expected to be higher than the perfor-mance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Portfolio offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, in-cluding an automatic investment plan and an automatic withdrawal plan. For fur-ther information regarding the Portfolio's Institutional and Service Share Classes, contact PFPC at (800) 441-7764.

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On August 12, 1997, PNC Bank held of record approximately 78% of the Fund's outstanding shares, as trustee on behalf of institutional and individual in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.


                                      30.

--------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
--------------------------------------------------------------------------------

Performance information for each class of Investor Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calculated on an average annual total return basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in Investor Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and capital gain distributions made by the Portfolio with respect to a class of shares are reinvested in shares of the same class, and also reflect the maximum sales load charged by the Portfolio with respect to a class of shares. When, however, the Portfolio compares the total return of a share class to that of other funds or relevant indices, total return may also be computed without re-flecting the sales load. Excluding the sales load may have the effect of en-hancing total return.

The performance of a share class may be compared to the performance of other mutual funds with similar investment objectives and to relevant indices, as well as to ratings or rankings prepared by independent services or other finan-cial or industry publications that monitor the performance of mutual funds. For example, the performance of a class of shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Wei-senberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Small Cap International Fund Index and the Financial Times World Stock Index, as well as the Salomon Index. Performance information may also include evaluations of the Portfolio and its share classes published by nationally recognized ranking services, and information as re-ported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of a class of shares of the Portfolio, the Portfolio may pro-vide other information demonstrating hypothetical investment returns. This in-formation may include, but is not limited to, illustrating the compounding ef-fects of dividends in a dividend reinvestment plan or the impact of tax-de-ferred investing.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Investor Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Investor Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operat-ing expenses and market conditions. Any fees charged by brokers or other insti-tutions directly to their customer accounts in connection with investments in Investor Shares will not be included in the Portfolio performance calculations.

                                      31.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS:  9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        24 Hours, 7 days a week   toll-free 888-4COMPASS
 COMMENTARY:                                         toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7762
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7762
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      32.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $12 billion in 31 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Index Equity
    Large Cap Value Equity              Select Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                                                           August 20, 1997
--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP EQUITY PORTFOLIO SERVICE SHARES
--------------------------------------------------------------------------------

                                                                          PAGE
            What Are The Expenses Of The Portfolio?......................   4
            What Is The Portfolio?.......................................   5
            What Additional Investment Policies And Risks Apply?.........   6
            What Are The Portfolio's Fundamental Investment
             Limitations?................................................  11
            Who Manages The Fund?........................................  12
            How Are Shares Purchased And Redeemed?.......................  15
            How Is Net Asset Value Calculated?...........................  17
            How Frequently Are Dividends And Distributions Made To
             Investors?..................................................  17
            How Are Fund Distributions Taxed?............................  18
            How Is the Fund Organized?...................................  19
            How Is Performance Calculated?...............................  20
            How Can I Get More Information?..............................  21

ASKING THE KEY
QUESTIONS

              This Prospectus contains information about the Compass Capital International Small Cap Equity Portfolio (the "Portfolio") that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information dated August 20, 1997 has been filed with the Securities and Ex-change Commission (the "SEC"). The Statement of Additional Infor-mation may be obtained free of charge from Compass Capital Funds (the "Fund") by calling (800) 441-7764. The Statement of Addi-tional Information, as supplemented from time to time, is incor-porated by reference into this Prospectus. The SEC maintains an Internet Web site at http://www.sec.gov that contains the State-ment of Additional Information, material incorporated by refer-ence and other information regarding the Portfolio that has been filed with the SEC.

              SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND ARE NOT INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN THE PORTFOLIO INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT IN-VESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                       2.

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP EQUITY PORTFOLIO OF COMPASS CAPITAL FUNDS
--------------------------------------------------------------------------------

                  The COMPASS CAPITAL FUND Family consists of 31 portfolios and has been structured to include many different investment styles so that investors may participate across multiple dis-ciplines in order to seek their long-term financial goals.

                  The International Small Cap Equity Portfolio of COMPASS CAPI-TAL FUNDS is one of twelve diversified investment portfolios that provide investors with a broad spectrum of investment alternatives within the equity sector. Eight of these portfo-lios invest in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a com-bination of U.S. stocks and bonds. A detailed description of the International Small Cap Equity Portfolio begins on page
                  5. To obtain a prospectus describing the Fund's other equity portfolios, call (800) 441-7762.

                  The Portfolio's performance benchmark is the Salomon Brothers Extended Markets World Ex-US Index (the "Salomon Index") and its Lipper Peer Group is the International Small Cap Funds. The Salomon Index is a small stock index which represents the bottom 20% of the Salomon Brothers Broad Market Index ("BMI"). The BMI is an available equity capital weighted in-dex representative of the market structure of 20 interna-tional developed countries. It contains companies with an available market capitalization greater than $100 million.

                  PNC Asset Management Group, Inc. ("PAMG") serves as the Port-folio's investment adviser. CastleInternational Asset Manage-ment Limited, an affiliate of PAMG ("CastleInternational"), serves as sub-adviser to the Portfolio.


UNDERSTANDING     This Prospectus has been crafted to provide detailed, accu-
THE COMPASS       rate and comprehensive information on the Compass Capital In-
CAPITAL           ternational Small Cap Equity Portfolio. We intend this docu-
INTERNATIONAL     ment to be an effective tool as you explore one approach to
SMALL CAP         international equity investing.
EQUITY
PORTFOLIO

CONSIDERING THE   There can be no assurance that the Portfolio will achieve its
RISKS IN          investment objective. The Portfolio will hold equity securi-
INTERNATIONAL     ties of smaller-capitalized foreign issuers and may acquire
EQUITY            warrants and illiquid securities; enter into repurchase and
INVESTING         reverse repurchase agreements; lend portfolio securities to third parties; and enter into futures contracts and options and forward currency exchange contracts. Certain risks asso-ciated with international investments are heightened because of currency fluctuations and investments in emerging markets.
                  These and the other investment practices set forth below, and their associated risks, deserve careful consideration. See
                  "What Additional Investment Policies And Risks Apply?"

INVESTING IN      For information on how to purchase and redeem shares of the
THE COMPASS       Portfolio, see "How Are Shares Purchased And Redeemed?"
CAPITAL FUNDS

                                       3.

--------------------------------------------------------------------------------
WHAT ARE THE EXPENSES OF THE PORTFOLIO?
--------------------------------------------------------------------------------

Below is a summary of the annual operating expenses expected to be incurred by Service Shares of the Portfolio for the current fiscal year as a percentage of average daily net assets. An example based on the summary is also shown.

                                           INTERNATIONAL
                                          SMALL CAP EQUITY
                                             PORTFOLIO
ANNUAL PORTFOLIO OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory fees (after fee waivers)(/1/)                 .80%
Other operating expenses                               .83
                                                       ---
 Administration fees                          .23
 Shareholder servicing fees                   .15
 Other expenses                               .45
                                              ---
Total Portfolio operating expenses
 (after fee waivers)(/1/)                             1.63%
                                                      ====

(1) Without waivers, advisory fees would be 1.00%. PAMG and the Portfolio's ad-ministrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolio's total operating expenses through the fis-cal year ending September 30, 1998 at the levels set forth in the table. Without waivers, "Total Portfolio operating expenses" would be 1.83%.

EXAMPLE

An investor in Service Shares of the Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

                   ONE YEAR         THREE YEARS
                     $17              $51

The foregoing Table and Example are intended to assist investors in understand-ing the costs and expenses an investor will bear either directly or indirectly. They do not reflect any charges that may be imposed by affiliates of the Port-folio's investment adviser or other institutions directly on their customer ac-counts in connection with investments in the Portfolio. For a detailed descrip-tion of the expenses, see "Who Manages The Fund?"

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE IN-VESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                       4.

--------------------------------------------------------------------------------
WHAT IS THE PORTFOLIO?
--------------------------------------------------------------------------------

               The International Small Cap Equity Portfolio of COMPASS CAPITAL FUNDS is one of twelve Compass Capital investment portfolios that provide investors with a broad spectrum of investment al-ternatives within the equity sector. Eight of these portfolios invest primarily in U.S. stocks, three portfolios invest in non-U.S. international stocks and one portfolio invests in a combination of U.S. stocks and bonds.

               In certain investment cycles and over certain holding periods, an equity fund that invests according to a "value" style or a "growth" style may perform above or below the market. An in-vestment program that combines these multiple disciplines al-lows investors to select from among these various product op-tions in the way that most closely fits the investor's invest-ment goals and sentiments.

INVESTMENT     The International Small Cap Equity Portfolio seeks to provide
OBJECTIVE      long-term Capital Appreciation.

INVESTMENT     The Portfolio pursues non-dollar denominated stocks of small
STYLE          cap issuers in countries included in the Salomon Brothers Ex-
               tended Markets World Ex-US Index (the "Salomon Index") which the sub-adviser expects to appreciate. In addition, there may also be up to 20% exposure to stocks of issuers in emerging market countries. Within this universe, a value style of in-vesting is employed to select stocks which the sub- adviser be-lieves are undervalued, taking into account the company's earn-ings trend and its price momentum. The sub-adviser will also consider macroeconomic factors such as the prospects for rela-tive economic growth among certain foreign countries, expected levels of inflation, governmental policies influencing business conditions and the outlook for currency relationships.

PORTFOLIO      Portfolio assets are invested primarily in international stocks
EMPHASIS       with a capitalization below $1 billion. This broad universe of-
               fers investment opportunities in a number of growing companies which often exhibit product or market strength, management strength and financial strength and often exist in growth, niche markets. A number of companies in this universe are dedi-cated to providing quality, service, creativity and productivi-ty. Although international small companies have certain risks associated with them, as discussed under "What Additional In-vestment Policies and Risks Apply?" below, they nonetheless can offer significant growth potential.

               The Portfolio emphasizes primarily stocks with price/earnings ratios below average for such security's home market or stock exchange.

               The Portfolio seeks diversification across countries, industry groups and companies with investment at all times in at least three foreign developed countries.

                                       5.

--------------------------------------------------------------------------------
WHAT ADDITIONAL INVESTMENT POLICIES AND RISKS APPLY?
--------------------------------------------------------------------------------

During normal market conditions, the International Small Cap Equity Portfolio will invest at least 90% (and in any event at least 65%) of its total assets in equity securities of smaller-capitalized foreign issuers. The Portfolio defines smaller-capitalized issuers as those with less than $1 billion ($1.5 billion for Japanese issuers) in market capitalization (the total market value of a company's outstanding equity securities) at the time of purchase. Equity secu-rities include common stock and preferred stock (including convertible pre-ferred stock); bonds, notes and debentures convertible into common or preferred stock; stock purchase warrants and rights; equity interests in trusts and part-nerships; and depository receipts.

The Portfolio invests primarily in equity securities of issuers located in countries included in the Salomon Brothers Extended Markets World Ex-US Index. Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Ma-laysia, Spain, Sweden, Switzerland and the United Kingdom currently comprise the Salomon Index. From time to time the Portfolio may invest more than 25% of its total assets in the securities of issuers located in Japan or the United Kingdom.

The Portfolio may also invest up to 20% of its assets in countries with emerg-ing economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland, Romania, Russia, South Africa, South Korea, Tai-wan, Thailand, Tunisia, Turkey, Venezuela, Vietnam and Zimbabwe.

INTERNATIONAL INVESTING. Investing in foreign securities involves considera-tions not typically associated with investing in securities of companies orga-nized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a portfolio that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Portfolio's investments in foreign securities may also be adversely af-fected by changes in foreign political or social conditions, diplomatic rela-tions, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In ad-dition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Portfolio's operations.

In general, less information is publicly available with respect to foreign is-suers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting require-ments applicable to issuers in the United States. While the volume of transac-tions effected on foreign stock exchanges has increased in recent years, it re-mains appreciably below that of the New York Stock Exchange. Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addi-tion, there is generally less government supervision and regulation of securi-ties exchanges, brokers and issuers in foreign countries than in the United States.

Investments of 25% or more of the Portfolio's total assets in Japan, the United Kingdom or any other country would make the Portfolio's performance more depen-dent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different coun-tries. For example, past events in the Japanese economy as well as social de-velopments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies.

                                       6.

--------------------------------------------------------------------------------

Political and economic structures in countries with emerging economies or secu-rities markets may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability char-acteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks de-scribed above, including the risks of nationalization or expropriation of as-sets, may be heightened. In addition, unanticipated political or social devel-opments may affect the value of investments in these countries and the avail-ability to the Portfolio of additional investments in emerging market coun-tries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these coun-tries may make investments in the countries illiquid and more volatile than in-vestments in Japan or most Western European countries. There may be little fi-nancial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult to assess the value or prospects of an investment in such issuers.

The Portfolio may (but is not required to) use forward foreign currency ex-change contracts to hedge against movements in the value of foreign currencies (including the European Currency Unit) relative to the U.S. dollar in connec-tion with specific portfolio transactions or with respect to portfolio posi-tions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfo-lio to establish a rate of exchange for a future point in time.

The expense ratios of the International Small Cap Equity Portfolio can be ex-pected to be higher than those of portfolios investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transac-tions on foreign markets and additional costs arising from delays in settle-ments of transactions involving foreign securities.

SMALLER-CAPITALIZED ISSUERS. Smaller-capitalized issuers will normally have more limited product lines, markets and financial resources and will be depen-dent upon a more limited management group than larger capitalized companies.

ADRS, EDRS AND GDRS. The Portfolio may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence owner-ship of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence owner-ship of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an inter-national basis. Unsponsored ADR, EDR and GDR programs are organized indepen-dently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment con-siderations as described above.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment ob-jective, the Portfolio may write (i.e. sell) covered call options, buy put op-tions, buy call options and write secured put options for the purpose of hedg-ing or earning additional income, which may be deemed speculative or cross-hedging. For the payment of a premium, the purchaser of an option obtains the right to buy (in the case of a call option) or to sell (in the case of a put option) a security at a stated exercise price for a specific period of time. These options may relate to particular securities, securities indices, or the yield differential between two securities or foreign currencies, and may or may not be listed on a securities exchange and may or may not be issued by the Op-tions Clearing Corporation. The Portfolio will not purchase put and call op-tions when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write

                                       7.

-------------------------------------------------------------------------------
options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options is-sued by the Options Clearing Corporation, which performs the obligations of its members if they default.

To the extent consistent with its investment objective, the Portfolio may also invest in futures contracts and options on futures contracts to commit funds awaiting investment in stocks or maintain cash liquidity or for other hedging purposes. The value of the Portfolio's contracts may equal or exceed 100% of its total assets, although the Portfolio will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

Futures contracts obligate the Portfolio, at maturity, to take or make deliv-ery of securities, the cash value of a securities index or a stated quantity of a foreign currency. The Portfolio may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. The Portfolio may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, the Portfolio may uti-lize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

The Portfolio may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Portfolio purchases an op-tion on a futures contract, it has the right to assume a position as a pur-chaser or a seller of a futures contract at a specified exercise price during the option period. When the Portfolio sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exer-cised. In connection with the Portfolio's position in a futures contract or related option, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC require-ments.

The primary risks associated with the use of futures contracts and options are
(a) the imperfect correlation between the change in market value of the in-struments held by the Portfolio and the price of the futures contract or op-tion; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlim-ited; and (d) the sub-adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other eco-nomic factors. For further discussion of risks involved with domestic and for-eign futures and options, see the Statement of Additional Information.

The Fund intends to comply with the regulations of the Commodity Futures Trad-ing Commission exempting the Portfolio from registration as a "commodity pool operator."

LIQUIDITY MANAGEMENT. As a temporary defensive measure if its sub-adviser de-termines that market conditions warrant, the Portfolio may invest without lim-itation in high quality money market instruments. The Portfolio may also in-vest in high quality money market instruments pending investment or to meet anticipated redemption requests.

High quality money market instruments include U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and ob-ligations of supranational organizations. Generally, such obligations will ma-ture within one year from the date of settlement, but may mature within two years from the date of settlement. Under a repurchase agreement, the Portfolio agrees to purchase securities from financial institutions subject to the sell-er's agreement to repurchase them at an agreed upon time and price. Repurchase agreements are, in substance, loans. Default by or bankruptcy of a seller would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

                                      8.

--------------------------------------------------------------------------------

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may purchase secu-rities on a "when-issued" basis and may purchase or sell securities on a "for-ward commitment" basis. These transactions involve a commitment by the Portfo-lio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Port-folio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Portfolio's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions.

REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS. The Portfolio is authorized to borrow money. If the securities held by the Portfolio should decline in value while borrowings are outstanding, the net asset value of the Portfolio's outstanding shares will decline in value by proportionately more than the de-cline in value suffered by the Portfolio's securities. Borrowings may be made by the Portfolio through reverse repurchase agreements under which the Portfo-lio sells portfolio securities to financial institutions such as banks and bro-ker-dealers and agrees to repurchase them at a particular date and price. The Portfolio may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agree-ment. Reverse repurchase agreements involve the risks that the interest income earned in the investment of the proceeds will be less than the interest ex-pense, that the market value of the securities sold by the Portfolio may de-cline below the price of the securities the Portfolio is obligated to repur-chase and that the securities may not be returned to the Portfolio. During the time a reverse repurchase agreement is outstanding, the Portfolio will maintain a segregated account with the Fund's custodian containing cash, U.S. Government or other appropriate liquid securities having a value at least equal to the re-purchase price. The Portfolio's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. Whenever borrowings exceed 5% of the Portfolio's total as-sets, the Portfolio will not make any investments.

INVESTMENT COMPANIES. In connection with the management of their daily cash po-sitions, the Portfolio may invest in securities issued by other investment com-panies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. The Portfolio may also invest in securities issued by other investment companies with similar investment objectives. The Portfolio may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one for-eign country. Securities of other investment companies will be acquired within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's ex-penses, including advisory fees. These expenses would be in addition to the ex-penses each bears directly in connection with its own operations.

SECURITIES LENDING. The Portfolio may seek additional income by lending securi-ties on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or ir-revocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Portfolio may not make such loans in excess of 33 1/3% of the value of its total assets. Securi-ties loans involve risks of delay in receiving additional collateral or in re-covering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

ILLIQUID SECURITIES. The Portfolio will not invest more than 15% of the value of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days, and repurchase agree-ments and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Port-folio may purchase securities which are not registered under the Securities Act
of 1933 (the "1933 Act") but which can be sold to "qualified institu     -

                                       9.

--------------------------------------------------------------------------------
tional buyers" in accordance with Rule 144A under the 1933 Act. These securi-ties will not be considered illiquid so long as it is determined by the adviser or sub-adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquid-ity in the Portfolio during any period that qualified institutional buyers be-come uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER RATE. Under normal market conditions, it is expected that the annual portfolio turnover rate for the Portfolio will not exceed 100%. The Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when the adviser or sub-adviser believes investment considera-tions warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. 100% or more) will generally result in higher transaction costs to the Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.

                                      10.

--------------------------------------------------------------------------------
WHAT ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS?
--------------------------------------------------------------------------------

The Portfolio's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. However, shareholders will be given at least 30 days' notice before any change to the Portfolio's investment objective. No assurance can be provided that the Portfolio will achieve its in-vestment objective.

The Portfolio has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Portfolio" (as defined in the Statement of Additional Information). Sev-eral of the Portfolio's fundamental investment policies, which are set forth in full in the Statement of Additional Information, are summarized below.

The Portfolio may not:

(1) purchase securities (except obligations of the U.S. Government and its in-strumentalities and related repurchase agreements) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the Portfolio's total assets may be invested without re-gard to this 5% limitation;

(2) subject to the foregoing 25% exception, purchase more than 10% of the out-standing voting securities of any issuer;

(3) invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry; and

(4) borrow money in amounts over one-third of the value of its total assets at the time of such borrowing.

These investment limitations are applied at the time investment securities are purchased.

                                      11.

--------------------------------------------------------------------------------
WHO MANAGES THE FUND?
--------------------------------------------------------------------------------

BOARD OF          The business and affairs of Compass Capital Funds are managed
TRUSTEES          under the direction of the Board of Trustees. The following persons currently serve as trustees of Compass Capital Funds:

                  William O. Albertini--Executive Vice President and Chief Fi-nancial Officer of Bell Atlantic Corporation.

                  Raymond J. Clark--Treasurer of Princeton University.

                  Robert M. Hernandez--Vice Chairman and Chief Financial Officer of USX Corporation.

                  Anthony M. Santomero--Professor of Finance and Director of the Financial Institutions Center, The Wharton School, University of Pennsylvania.

                  David R. Wilmerding, Jr.--Chairman, Gee, Wilmerding & Associ-ates, Inc.

                  The Statement of Additional Information furnishes additional information about the trustees and officers of the Fund.

ADVISER AND       The Adviser to Compass Capital Funds is PNC Asset Management
SUB-ADVISERS      Group, Inc. ("PAMG"). PAMG was organized in 1994 to perform advisory services for investment companies, and has its prin-cipal offices at 1600 Market Street, 29th Floor, Philadel-phia, Pennsylvania 19103. PAMG is an indirect wholly-owned subsidiary of PNC Bank Corp., a multi-bank holding company.

                  The sub-adviser to the Portfolio is CastleInternational Asset Management Limited ("CastleInternational"), an affiliate of PAMG, with primary offices at 7 Castle Street, Edinburgh, Scotland EH2 3AH. CastleInternational manages nearly $2 bil-lion in assets, approximately half of which currently are al-located to international small cap investments. CastleInternational's investment philosophy is based on a value approach where a universe of approximately 2,000 compa-nies is screened to find those companies that are undervalued with respect to earnings growth prospects. CastleInternational also employs a focused subjective analy-sis that is important for investments in small companies. This includes comprehensive financial analysis, the review of published research materials and meetings with company man-agement. CastleInternational believes that company meetings are fundamental to the investment process and CastleInternational currently visits more than 500 companies per year in order to assist it in assessing management qual-ity and company strategy. It is generally CastleInternational's policy not to invest in a company with-out first meeting management. Peter J. Tait, a founding Di-rector and Global Strategist of CastleInternational, serves as portfolio manager of the Portfolio. As Global Strategist, Mr. Tait is responsible for CastleInternational's asset allo-cation process. From 1990 to 1996, Mr. Tait was a Director and head of the Continental European desk at Dunedin Fund Managers Ltd. Mr. Tait has over 15 years experience managing international equity securities.

                  For their investment advisory and sub-advisory services, PAMG and CastleInternational are entitled to fees, computed daily on a portfolio-by-portfolio

                                      12.

--------------------------------------------------------------------------------
               basis and payable monthly, at the maximum annual rates set forth below. As stated under "What Are the Expenses of the Portfolio?" PAMG and CastleInternational intend to waive a por-tion of their fees during the current fiscal year. All sub-ad-visory fees are paid by PAMG and do not represent an extra charge to the Portfolio.

                     MAXIMUM ANNUAL CONTRACTUAL FEE RATE (BEFORE WAIVERS)

                                               INVESTMENT                SUB-ADVISORY
            AVERAGE DAILY NET ASSETS          ADVISORY FEE                   FEE
            first $1 billion                      1.00%                      .85%
            $1 billion -- $2 billion               .95                       .80
            $2 billion -- $3 billion               .90                       .75
            greater than $3 billion                .85                       .70


               Although the advisory fee rate payable by the Portfolio is higher than the rate payable by mutual funds investing in do-mestic securities, the Fund believes it is comparable to the rates paid by many other funds with similar investment objec-tives and policies and is appropriate for the Portfolio in light of its investment objective and policies.

               CastleInternational strives to achieve best execution on all transactions. Infrequently, brokerage transactions for the Portfolio may be directed to registered broker/dealers who have entered into dealer agreements with Compass Capital's distribu-tor.

ADMINISTRATORS Compass Capital Group, Inc. ("CCG"), PFPC Inc. ("PFPC") and
               Compass Distributors, Inc. ("CDI") (the "Administrators") serve as the Fund's co-administrators. CCG and PFPC are indirect wholly-owned subsidiaries of PNC Bank Corp. CDI is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). A ma-jority of the outstanding stock of PDI is owned by its offi-cers.

               The Administrators generally assist the Fund in all aspects of its administration and operation, including matters relating to the maintenance of financial records and fund accounting. As compensation for these services, CCG is entitled to receive a fee, computed daily and payable monthly, at an annual rate of .03% of the Portfolio's average daily net assets, and PFPC and CDI are entitled to receive a combined fee, computed daily and payable monthly, at the maximum aggregate annual rate of .20% of the first $500 million of average daily net assets allocated to the Service Shares of the Portfolio, .18% of the next $500 million of average daily net assets allocated to the Service Shares of the Portfolio, and .16% of the average daily net as-sets allocated to the Service Shares of the Portfolio in excess of $1 billion. From time to time the Administrators may waive some or all of their administration fees from the Portfolio.

               For information about the operating expenses the Portfolio ex-pects to incur in the current fiscal year, see "What Are The Expenses Of The Portfolio?"

TRANSFER       PNC Bank serves as the Portfolio's custodian and PFPC serves as
AGENT,         its transfer agent and dividend disbursing agent. PFPC has its
DIVIDEND       principal offices at Bellevue Corporate Center, 400 Bellevue
DISBURSING     Parkway, Wilmington, Delaware 19809.
AGENT AND
CUSTODIAN


                                      13.

-------------------------------------------------------------------------------


SHAREHOLDER      The Fund intends to enter into service arrangements with in-
SERVICING        stitutional investors ("Institutions") (including PNC Bank and its affiliates) which provide that the Institutions will render support services to their customers who are the bene-ficial owners of Service Shares. These services are intended to supplement the services provided by the Fund's Adminis-trators and transfer agent to the Fund's shareholders of record. In consideration for payment of a shareholder processing fee of up to .15% (on an annualized basis) of the average daily net asset value of Service Shares owned bene-ficially by their customers, Institutions may provide one or more of the following services: processing purchase and re-demption requests from customers and placing orders with the Fund's transfer agent or the distributor; processing divi-dend payments from the Fund on behalf of customers; provid-ing sub-accounting with respect to Service Shares benefi-cially owned by customers or the information necessary for sub-accounting; and providing other similar services. In consideration for payment of a separate shareholder servic-ing fee of up to .15% (on an annualized basis) of the aver-age daily net asset value of Service Shares owned benefi-cially by their customers, Institutions may provide one or more of these additional services to such customers: re-sponding to customer inquiries relating to the services per-formed by the Institution and to customer inquiries concern-ing their investments in Service Shares; assisting customers in designating and changing dividend options, account desig-nations and addresses; and providing other similar share-holder liaison services. Customers who are beneficial owners of Service Shares should read this Prospectus in light of the terms and fees governing their accounts with Institutions.

                 Conflict-of-interest restrictions may apply to the receipt of compensation paid by the Fund in connection with the in-vestment of fiduciary funds in Portfolio shares. Institu-tions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commis-sions, and investment advisers and other money managers sub-ject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with the Fund.

                 The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. It is intended that the services provided by Institutions under their service agreements will not be prohibited under these laws. Under state securities laws, banks and financial institutions that receive payments from the Fund may be required to register as dealers.

EXPENSES Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. Expenses in-clude, but are not limited to, fees paid to the investment adviser and the Administrators, transfer agency and custo-dian fees, trustee fees, taxes, interest, professional fees, shareholder servicing and processing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under Federal and state securities laws, expenses of preparing prospectuses and statements of addi-tional information and of printing and distributing prospec-tuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, insurance pre-miums, the expense of independent pricing services, and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

                                      14.

--------------------------------------------------------------------------------
HOW ARE SHARES PURCHASED AND REDEEMED?
--------------------------------------------------------------------------------

DISTRIBUTOR. Shares of the Portfolio are offered on a continuous basis by CDI as distributor (the "Distributor"). CDI maintains its principal offices at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961.

The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is not required or permitted under the Plan to make distribution payments with respect to Service Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support ac-tivities out of their past profits or other sources available to them which, subject to applicable NASD regulations, may include contributions to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsorship of various educational programs, sales contests and promotions in which participants may receive reimbursement of expenses, entertainment and prizes such as travel awards, merchandise and cash. For further information, see "Investment Advisory, Administration, Distribution and Servicing Arrange-ments" in the Statement of Additional Information.

PURCHASE OF SHARES. Service Shares are offered without a sales load to Institu-tions acting on behalf of their customers, as well as to certain persons who were shareholders of Compass Capital Group of Funds at the time of its combina-tion with The PNC(R) Fund during the first quarter of 1996. Service Shares will normally be held of record by Institutions or in the names of nominees of In-stitutions. Share purchases are normally effected through a customer's account at an Institution through procedures established in connection with the re-quirements of the account. In these cases, confirmations of share purchases and redemptions will be sent to the Institutions. Beneficial ownership of shares will be recorded by the Institutions and reflected in the account statements provided by such Institutions to their customers. Investors wishing to purchase shares should contact their Institutions.

Service Shares are sold at their net asset value per share next computed after an order is received by PFPC. Orders received by PFPC by 4:00 p.m. (Eastern
Time) on a Business Day are priced the same day. A "Business Day" is any week-day that the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Philadelphia (the "FRB") are open for business. Purchase orders may be placed by telephoning PFPC at (800) 441-7450. Orders received by PFPC after 4:00 p.m. (Eastern Time) are priced on the following Business Day.

Payment for Service Shares must normally be made in Federal funds or other funds immediately available to the Fund's custodian. Payment may also, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Portfolio. For further information, see the Statement of Additional Information. The minimum initial investment is $5,000; however, In-stitutions may set a higher minimum for their customers. There is no minimum subsequent investment requirement.

The Fund may in its discretion waive the minimum investment amount and may re-ject any order for Service Shares, and may suspend and resume the sale of any share class of the Portfolio at any time.

REDEMPTION OF SHARES. Customers of Institutions may redeem Service Shares in accordance with the procedures applicable to their accounts with the Institu-tions. These procedures will vary according to the type of account and the In-stitution involved, and customers should consult their account managers in this regard. It is the responsibility of Institutions to transmit redemption orders to PFPC and credit their customers' accounts with redemption proceeds on a timely basis. In the case of shareholders holding share certificates, the cer-tificates must accompany the redemption request.

Institutions may place redemption orders by telephoning PFPC at (800) 441-7450. Shares are redeemed at their net asset value per share next determined after PFPC's receipt of the redemption order. The Fund, the

                                      15.

-------------------------------------------------------------------------------
Administrators and the Distributor will employ reasonable procedures to con-firm that instructions communicated by telephone are genuine. The Fund and its service providers will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine in accordance with such procedures.

Payment for redeemed shares for which a redemption order is received by PFPC before 4:00 p.m. (Eastern Time) on a Business Day is normally made in Federal funds wired to the redeeming Institution on the next Business Day, provided that the Fund's custodian is also open for business. Payment for redemption orders received after 4:00 p.m. (Eastern Time) or on a day when the Fund's custodian is closed is normally wired in Federal funds on the next Business Day following redemption on which the Fund's custodian is open for business. The Fund reserves the right to wire redemption proceeds within seven days af-ter receiving a redemption order if, in the judgment of PAMG, an earlier pay-ment could adversely affect the Portfolio. No charge for wiring redemption payments is imposed by the Fund, although Institutions may charge their cus-tomer accounts for redemption services. Information relating to such redemp-tion services and charges, if any, should be obtained by customers from their Institutions.

During periods of substantial economic or market change, telephone redemptions may be difficult to complete. Redemption requests may also be mailed to PFPC at 400 Bellevue Parkway, Wilmington, DE 19809.

The Fund reserves the right to redeem Service Shares in any shareholder's ac-count if the account balance drops below $5,000 as the result of redemption requests and the shareholder does not increase the balance to at least $5,000 upon thirty days' written notice. If a customer has agreed with an Institution to maintain a minimum balance in his or her account with the Institution, and the balance in the account falls below that minimum, the customer may be obli-gated to redeem all or part of his or her shares in the Portfolio to the ex-tent necessary to maintain the minimum balance required.

The Fund may also suspend the right of redemption or postpone the date of pay-ment upon redemption for such periods as are permitted under the 1940 Act, and may redeem shares involuntarily or make payment for redemption in securities or other property when determined appropriate in light of the Fund's responsi-bilities under the 1940 Act. See "Purchase and Redemption Information" in the Statement of Additional Information for examples of when such redemption might be appropriate.

SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The Fund offers a Systematic Withdrawal Plan ("SWP") which may be used by investors who wish to receive regular dis-tributions from their accounts. Upon commencement of the SWP, the account must have a current value of $10,000 or more in the Portfolio. Shareholders may elect to receive automatic cash payments of $50 or more either monthly, every other month, quarterly, three times a year, semi-annually, or annually. Auto-matic withdrawals are normally processed on the 25th day of the applicable month or, if such day is not a Business Day, on the next Business Day and are paid promptly thereafter. An investor may utilize the SWP by completing the SWP Application Form which may be obtained from PFPC.

Shareholders should realize that if withdrawals exceed income dividends their invested principal in the account will be depleted. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to PFPC.

                                      16.

--------------------------------------------------------------------------------

HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

Share price is based on net asset value. Net asset value is calculated sepa-rately for Service Shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities and other assets owned by the Portfolio that are allocated to its Service Shares, less the liabilities charged to its Service Shares, by the number of its Service Shares that are outstanding.

Most securities held by the Portfolio are priced based on their market value as determined by reported sales prices, or the mean between bid and asked prices, that are provided by securities dealers or pricing services. Portfolio securi-ties which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direc-tion of the Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the Portfolio's sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value.

HOW FREQUENTLY ARE DIVIDENDS AND DISTRIBUTIONS MADE TO INVESTORS?
--------------------------------------------------------------------------------

The Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. The net investment in-come of the Portfolio is declared quarterly as a dividend to investors who are shareholders of the Portfolio at the close of business on the day of declara-tion. All dividends are paid not later than ten days after the end of each quarter. Any net realized capital gains (including net short-term capital gains) will be distributed by the Portfolio at least annually. The period for which dividends are payable and the time for payment are subject to change by the Fund's Board of Trustees.

Distributions are reinvested at net asset value in additional full and frac-tional Service Shares, unless a shareholder elects to receive distributions in cash. This election, or any revocation thereof, must be made in writing to PFPC, and will become effective with respect to distributions paid after its receipt by PFPC.

                                      17.

--------------------------------------------------------------------------------

HOW ARE FUND DISTRIBUTIONS TAXED?
--------------------------------------------------------------------------------

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If the Portfolio qualifies, it generally will be relieved of Federal income tax on amounts dis-tributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on distributions (except distributions that are treated as a return of capital), whether the distributions are paid in cash or reinvested in additional shares.

Distributions paid out of the Portfolio's "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, will be taxed to shareholders as long-term capital gain, regardless of the length of time a shareholder holds shares. All other distributions, to the extent taxable, are taxed to shareholders as ordinary income.

Dividends paid by the Portfolio will be eligible for the dividends received de-duction allowed to certain corporations only to the extent of the total quali-fying dividends received by the Portfolio from domestic corporations for a tax-able year. Corporate shareholders will have to take into account the entire amount of any dividend received in making certain adjustments for Federal al-ternative minimum and environmental tax purposes. The dividends received deduc-tion is not available for capital gain distributions.

The Fund will send written notices to shareholders annually regarding the tax status of distributions made by the Portfolio. Dividends declared in October, November or December of any year payable to shareholders of record on a speci-fied date in those months will be deemed to have been received by the share-holders on December 31 of such year, if the dividends are paid during the fol-lowing January.

An investor considering buying shares on or just before a dividend record date should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable.

A taxable gain or loss may be realized by a shareholder upon the redemption, transfer or exchange of shares depending upon their tax basis and their price at the time of redemption, transfer or exchange.

Dividends and certain interest income earned by the Portfolio from foreign se-curities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Portfolio's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Port-folio may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the Portfolio will, subject to applicable limitations, make this election in certain years. If the Portfolio makes the election, the amount of such foreign taxes paid by the Portfolio will be included in its shareholders' income pro rata (in addi-tion to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, or (b) if a share-holder itemizes deductions, to deduct such proportionate amounts from U.S. Fed-eral taxable income. Under recently enacted legislation, a shareholder that (i) has held shares of the Portfolio for less than a specified minimum period dur-ing which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. The Portfolio must also meet this holding period requirement with respect to its foreign se-curities in order to flow through "creditable" taxes.

This is not an exhaustive discussion of applicable tax consequences, and in-vestors may wish to contact their tax advisers concerning investments in the Portfolio. The application of state and local income taxes to investments in the Portfolio may differ from the Federal income tax consequences described above. In addition, shareholders who are non-resident alien individuals, for-eign trusts or estates, foreign corporations or foreign partnerships may be subject to different Federal income tax treatment. Future legislative or admin-istrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio.

                                      18.

--------------------------------------------------------------------------------

HOW IS THE FUND ORGANIZED?
--------------------------------------------------------------------------------

The Fund was organized as a Massachusetts business trust on December 22, 1988 and is registered under the 1940 Act as an open-end management investment com-pany. On January 12, 1996 the Fund changed its name from The PNC(R) Fund to Compass Capital Funds SM. The Declaration of Trust authorizes the Board of Trustees to classify and reclassify any unissued shares into one or more clas-ses of shares. Pursuant to this authority, the Trustees have authorized the is-suance of an unlimited number of shares in thirty-one investment portfolios. The Portfolio currently offers five separate classes of shares--Institutional Shares, Service Shares, Investor A Shares, Investor B Shares and Investor C Shares. This Prospectus relates only to Service Shares of the Portfolio.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except transfer agency fees, certain administration fees and amounts payable under the Fund's Distribution and Service Plan. In addition, each class of Investor Shares is sold with different sales charges. Because of these "class expenses" and sales charges, the performance of the Portfolio's Institutional Shares is expected to be higher than the performance of the Port-folio's Service Shares, and the performance of each of the Institutional Shares and Service Shares of the Portfolio is expected to be higher than the perfor-mance of the Portfolio's three classes of Investor Shares. The performance of each class of Investor Shares may be different. The Portfolio offers various services and privileges in connection with its Investor Shares that are not generally offered in connection with its Institutional and Service Shares, in-cluding an automatic investment plan and an automatic withdrawal plan. For fur-ther information regarding the Portfolio's Institutional or Investor Share classes, contact PFPC at (800) 441-7764 (Institutional Shares) or (800) 441-7762 (Investor Shares).

Each share of the Portfolio has a par value of $.001, represents an interest in the Portfolio and is entitled to the dividends and distributions earned on the Portfolio's assets that are declared in the discretion of the Board of Trust-ees. The Fund's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by class, except where otherwise required by law or as determined by the Board of Trustees. The Fund does not currently intend to hold annual meetings of shareholders for the election of trustees (except as re-quired under the 1940 Act). For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

On August 12, 1997, PNC Bank held of record approximately 78% of the Fund's outstanding shares, as trustee on behalf of individual and institutional in-vestors, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a subsidiary of PNC Bank Corp.


                                      19.

-------------------------------------------------------------------------------
HOW IS PERFORMANCE CALCULATED?
-------------------------------------------------------------------------------

Performance information for Service Shares of the Portfolio may be quoted in advertisements and communications to shareholders. Total return will be calcu-lated on an average annual total return basis for various periods. Average an-nual total return reflects the average annual percentage change in value of an investment in Service Shares of the Portfolio over the measuring period. Total return may also be calculated on an aggregate total return basis. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividend and cap-ital gain distributions made by the Portfolio with respect to its Service Shares are reinvested in shares of the same class.

The performance of the Portfolio's Service Shares may be compared to the per-formance of other mutual funds with similar investment objectives and to rele-vant indices, as well as to ratings or rankings prepared by independent serv-ices or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Portfolio's Service Shares may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service, and to the performance of the Dow Jones Industrial Average, the "stocks, bonds and inflation Index" published annually by Ibbotson Associates, the Lipper Small Cap International Fund Index and the Financial Times World Stock Index, as well as the Salomon Index. Performance information may also include evalua-tions of the Portfolio and its Service Shares published by nationally recog-nized ranking services, and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publi-cations of a local or regional nature.

In addition to providing performance information that demonstrates the actual yield or return of Service Shares of the Portfolio, the Portfolio may provide other information demonstrating hypothetical investment returns. This informa-tion may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-deferred in-vesting.

Performance quotations for shares of the Portfolio represent past performance and should not be considered representative of future results. The investment return and principal value of an investment in the Portfolio will fluctuate so that an investor's Service Shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for Service Shares of the Portfolio cannot necessarily be used to compare an investment in such shares with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, oper-ating expenses and market conditions. Any fees charged by brokers or other in-stitutions directly to their customer accounts in connection with investments in Service Shares will not be included in the Portfolio performance calcula-tions.

                                      20.

--------------------------------------------------------------------------------
HOW CAN I GET MORE INFORMATION?
--------------------------------------------------------------------------------

Below is a brief description of how investors can easily access information about the Compass Capital Funds.

 FUND INFORMATION          HOURS AVAILABLE           PHONE INFORMATION
 MUTUAL FUND SPECIALISTS:  9 AM to 6 PM, E.S.T.      toll-free 888-4COMPASS
 Available to provide      Monday through Friday     toll-free 888-426-6727
 performance and market                              toll-free 800-388-8734
 trends.
 PORTFOLIO MANAGERS        24 Hours, 7 days a week   toll-free 888-4COMPASS
 COMMENTARY:                                         toll-free 888-426-6727
 (Audio recording updated                            toll-free 800-388-8734
 periodically)
 SHAREHOLDER SERVICES
 TELEPHONE ACCESS:         24 Hours, 7 days a week   toll-free 800-441-7764
 ACCOUNT SERVICE           8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REPRESENTATIVES:          Monday through Friday
 Available to discuss
 account balance
 information, mutual fund
 prospectus, literature
 and discuss programs and
 services available.
 PURCHASES AND             8:30 to 5 PM, E.S.T.      toll-free 800-441-7764
 REDEMPTIONS:              Monday through Friday
 WORLD WIDE WEB:
 Access general fund       24 Hours, 7 days a week   http://www.compassfunds.com
 information and specific
 fund performance.
 Request mutual fund
 prospectuses and
 literature. Forward
 mutual fund inquiries.
 E-MAIL:
 Request prospectuses and  24 Hours, 7 days a week   funds@compassfunds.com
 literature. Forward
 mutual fund inquiries.
 WRITTEN CORRESPONDENCE:   POST OFFICE BOX ADDRESS   STREET ADDRESS
                           Compass Capital Funds     Compass Capital Funds
                           c/o PFPC Inc.             c/o PFPC Inc.
                           P.O. Box 8907             400 Bellevue Parkway
                           Wilmington, DE 19899-8907 Wilmington, DE 19809

                                      21.

                                                          COMPASS CAPITAL FUNDS
THE COMPASS CAPITAL FUNDS

Compass Capital Funds is a leading mutual fund company currently managing in excess of $12 billion in 31 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a pure investment styleSM.

STOCK PORTFOLIOS
--------------------------------------------------------------------------------

    Large Cap Growth Equity             Index Equity
    Large Cap Value Equity              Select Equity
    Mid-Cap Growth Equity               International Equity
    Mid-Cap Value Equity                International Emerging Markets
    Small Cap Growth Equity             International Small Cap Equity
    Small Cap Value Equity

STOCK & BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Balanced

BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Low Duration Bond                   Government Income
    Intermediate Government Bond        Managed Income
    Intermediate Bond                   International Bond
    Core Bond

TAX-FREE BOND PORTFOLIOS
--------------------------------------------------------------------------------

    Tax-Free Income                     New Jersey Tax-Free Income
    Pennsylvania Tax-Free Income        Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------

    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market

                           COMPASS CAPITAL FUNDS/SM/
                          (FORMERLY, THE PNC(R) FUND)


                      STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information provides supplementary information pertaining to shares representing interests in the International Small Cap Equity Portfolio (the "Portfolio") of Compass Capital Funds (the "Fund"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Prospectuses of the Fund relating to the Portfolio dated August 20, 1997, as amended from time to time (the "Prospectuses"). The Prospectuses may be obtained from the Fund's distributor by calling toll-free (800) 441-7379. This Statement of Additional Information is dated August 20, 1997. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

                                   CONTENTS

                                                  Page
                                                  ----
Investment Policies.............................     3
Trustees and Officers...........................    13
Shareholder and Trustee Liability of the Fund...    19
Investment Advisory, Administration,
 Distribution and Servicing Arrangements........    19
Expenses........................................    25
Portfolio Transactions..........................    26
Purchase and Redemption Information.............    28
Valuation of Portfolio Securities...............    32
Performance Information.........................    33
Taxes...........................................    38
Additional Information Concerning Shares........    44
Miscellaneous...................................    46
Appendix A (Description of Securities Ratings)..    A-1
Appendix B (Description of Futures).............    B-1


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE FUND'S DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                              INVESTMENT POLICIES

     The following supplements information contained in the Prospectuses concerning the Portfolio's investment policies.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGY

     The Portfolio will invest primarily in securities of smaller-capitalized foreign issuers. For this purpose, smaller-capitalized foreign issuers are foreign issuers with market capitalizations of less than $1 billion ($1.5 billion for Japanese issuers).

ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS.

     REVERSE REPURCHASE AGREEMENTS. The Portfolio may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to the Portfolio's agreement to repurchase the securities at an agreed upon price, date and interest rate. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"). While reverse repurchase transactions are outstanding, the Portfolio will maintain in a segregated account liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.


     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to purchasable variable and floating rate instruments, the adviser or sub-adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Portfolio is not entitled to exercise its demand rights, and the Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the Portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved. The Portfolio does not intend to invest more than 5% of its net assets in variable and floating rate instruments.

     MONEY MARKET OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Portfolio may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of each Portfolio's investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks. The Portfolio does not intend to invest more than 5% of its net assets in bank obligations.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations which the Portfolio may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank. The Portfolio does not intend to invest more than 5% of its net assets in U.S. Government obligations.

     SUPRANATIONAL ORGANIZATION OBLIGATIONS. The Portfolio may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development. The Portfolio does not intend to invest more than 5% of its net assets in supranational organization obligations.

     COMMERCIAL PAPER. The Portfolio may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Portfolio's adviser or sub-adviser, "high quality" issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These ratings symbols are described in Appendix A. The Portfolio does not intend to investm more than 5% of its net assets in commercial paper.

     Commercial paper purchasable by the Portfolio includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933. The Portfolio does not intend to invest more than 5% of its net assets in commercial paper.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by the Portfolio involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on securities underlying the repurchase agreement). The financial institutions with which the Portfolio may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Portfolio's adviser or sub-adviser. The Portfolio's adviser or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least the repurchase price (including accrued interest). In addition, the Portfolio's adviser or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than the repurchase price (including accrued premium) provided in the repurchase agreement. The accrued premium is the amount specified in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Portfolio's adviser or sub-adviser will mark-to-market daily the value of the securities. Securities subject to repurchase agreements will be held by the Fund's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Portfolio may enter into "when-issued" and "forward" commitments, including "TBA" (to be announced) purchase commitments, to purchase or sell securities at a fixed price at a future date. When the Portfolio agrees to purchase securities on this basis, the custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. It may be expected that the market value of the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Portfolio expects that its forward commitments and commitments to purchase when-issued or TBA securities will not exceed 25% of the value of its total assets absent unusual market conditions.

     If deemed advisable as a matter of investment strategy, the Portfolio may dispose of or renegotiate a commitment after it has been entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss.

     When the Portfolio engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Portfolio may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolio could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants, or more than 2% of its net assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to other securities are not subject to this restriction.

     FOREIGN CURRENCY TRANSACTIONS. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time. The Portfolio may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the "ECU" used in the European

Community) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by its adviser or sub-adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     Second, when the Portfolio's adviser or sub-adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Portfolio will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     The Portfolio may also engage in proxy hedging transactions to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are, or are expected to be, denominated, and to buy U.S. dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. In addition, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Portfolio is engaging in proxy hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or in which the Portfolio expects to have portfolio exposure. For example, the Portfolio may hold both French securities and German securities, and the Adviser or Sub-Adviser may believe that French francs will deteriorate against German marks. The Portfolio would sell French francs to reduce its exposure to that currency and buy German marks. This strategy would be a hedge against a decline in the value of French francs, although it would expose the Portfolio to declines in the value of the German mark relative to the U.S. dollar.

     In general, currency transactions are subject to risks different from those of other portfolio transactions, and can result in greater losses to the Portfolio than would otherwise be incurred, even when the currency transactions are used for hedging purposes.

     A separate account of the Portfolio consisting of liquid assets equal to the amount of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

     OPTIONS. Options trading is a highly specialized activity which entails greater than ordinary investment risks. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in the underlying securities themselves. The Portfolio will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Portfolio maintains with its custodian liquid assets equal to the contract value. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Portfolio in liquid assets in a segregated account with its custodian.

     When the Portfolio purchases a put option, the premium paid by it is recorded as an asset of the Portfolio. When the Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between the last bid and asked prices. If an option purchased by the Portfolio expires unexercised the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Portfolio may invest in futures contracts, options thereon and index futures contracts. These instruments are described in Appendix B to this Statement of Additional Information.

     SECURITIES LENDING. The Portfolio would continue to accrue interest on loaned securities and would also earn income on investment collateral for such loans. Any cash collateral received by the Portfolio in connection with such loans may be invested in any of the following instruments: (a) obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities and related custodial receipts; (b) commercial paper and other obligations of U.S. and foreign issuers; (c) certificates of deposit; (d) banker's acceptances; (e) bank time deposits and other bank obligations; (f) bilateral and triparty repurchase agreements with respect to the securities listed in (a) through (e); (g) shares issued by unaffiliated money market funds; and (h) other short-term investments which the adviser or subadviser believes give liquidity to pay back the borrower when the loaned securities are returned. In any event, cash collateral shall only be invested in instruments, including repurchase agreements, that mature on or before the maturity date of the applicable lending transaction.


     INVESTMENT COMPANIES. The Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio or by the Fund as a whole.

ADDITIONAL INVESTMENT LIMITATIONS.

     The Portfolio is subject to the investment limitations enumerated in this subsection which may be changed with respect to the Portfolio only by a vote of the holders of a majority of the Portfolio's outstanding shares (as defined below under "Miscellaneous").

     The Portfolio may not:

     1) Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Portfolio's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the value of the Portfolio's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the value of the Portfolio's total assets.

     2) Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     3) Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices are not deemed to be pledged for purposes of this limitation.

     4) Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     5) Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

     6) Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     7) Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts.

     8) Purchase securities of companies for the purpose of exercising control.

     9) Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Portfolio's transactions in futures contracts and related options or the Portfolio's sale of securities short against the box, and (b) the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     10) Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

     11) Make loans, except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

     12) Purchase or sell commodities except that the Portfolio may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

                    TRUSTEES AND OFFICERS
THE FUND

     The trustees and executive officers of the Fund, and their business addresses and principal occupations during the past five years, are:

                                                               PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND              DURING PAST FIVE YEARS
----------------------------  ------------------  ----------------------------------------------

William O. Albertini          Trustee             Executive Vice President,
Bell Atlantic Corporation                         Chief Financial Officer
1717 Arch Street                                  and Director since
47th Floor West                                   February 1995, Vice
Philadelphia, PA  19103                           President and Chief
Age:  54                                          Financial Officer from
                                                  January 1991 - February
                                                  1995, Bell Atlantic
                                                  Corporation (a
                                                  diversified telecommuni-
                                                  cations company);
                                                  Chairman, President and
                                                  Chief Executive Officer
                                                  from August 1989 -
                                                  January 1991, Bell
                                                  Atlantic Enterprises
                                                  International, Inc.;
                                                  Director, Groupo
                                                  Iusacell, S.A. de C.V.
                                                  (cellular communications
                                                  company) since June 1994;
                                                  Director, American
                                                  Waterworks, Inc. (water
                                                  utility) since May 1990;
                                                  Trustee, The Carl E. &
                                                  Emily I. Weller
                                                  Foundation since October
                                                  1991.

                                                               PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND              DURING PAST FIVE YEARS
----------------------------  ------------------  ----------------------------------------------

Raymond J. Clark/1/           Trustee,            Treasurer of Princeton
Office of the Treasurer       President and       University since 1987;
Princeton University          Treasurer           Trustee, The Compass
3 New South Building                              Capital Group of Funds
P.O. Box 35                                       from 1987 to 1996;
Princeton, New Jersey 08540                       Trustee, United-Way
Age: 62                                           Princeton Area

                                                  Communities from 1992-94; Trustee,
                                                  Chemical Bank, New Jersey Advisory
                                                  Board from 1994 until 1995; Trustee,
                                                  American Red Cross - Mercer County
                                                  Chapter since 1995; Trustee, Medical
                                                  Center of Princeton; and Trustee,
                                                  United Way-Greater Mercer County since
                                                  1995.

Robert M. Hernandez           Trustee             Director since 1991, Vice
USX Corporation                                   Chairman and Chief
600 Grant Street                                  Financial Officer
6105 USX Tower                                    since 1994, Executive
Pittsburgh, PA  15219                             Vice President -
Age:  52                                          Accounting and Finance

                                                  and Chief Financial Officer from 1991
                                                  to 1994, Senior Vice President -
                                                  Finance and Treasurer from 1990 to
                                                  1991, USX Corporation (a diversified
                                                  company principally engaged in energy
                                                  and steel businesses); Director and
                                                  Chairman of the Executive Committee,
                                                  ACE Limited (insurance company);
                                                  Trustee, Allegheny General Hospital and
                                                  Allegheny Health, Education and
                                                  Research Foundation; Director,

/1/ This trustee may be deemed an "interested person" of the Fund as defined in the 1940 Act.

                                                               PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND              DURING PAST FIVE YEARS
----------------------------  ------------------  ----------------------------------------------
                                                   Marinette Marine Corporation;
                                                   Director, Pittsburgh
                                                   Baseball, Inc. from 1994-96;
                                                   Director, Transtar, Inc.
                                                   (transportation company)
                                                   since 1996; and Director and
                                                   Chairman of the Board, RMI
                                                   Titanium Company.

Anthony M. Santomero          Vice Chairman        Deputy Dean from
The Wharton School            of the Board         1990 to 1994, Richard
University of Pennsylvania                         K. Mellon Professor
Room 2344                                          of Finance since April
Steinberg Hall-Dietrich Hall                       1984, Director, Wharton
Philadelphia, PA 19104-6367                        Financial Institutions

Age: 50                                            Center, since July 1995, and
                                                   Dean's Advisory Council
                                                   Member since July 1984, The
                                                   Wharton School, University of
                                                   Pennsylvania; Associate
                                                   Editor, Journal of Banking
                                                   and Finance since June 1978;
                                                   Associate Editor, Journal of
                                                   Economics and Business since
                                                   October 1979; Associate
                                                   Editor, Journal of Money,
                                                   Credit and Banking since
                                                   January 1980; Editorial
                                                   Advisory Board, Open
                                                   Economics Review since
                                                   November 1990; Director, The
                                                   Zweig Fund and The Zweig
                                                   Total Return Fund; Director
                                                   of Municipal Fund for
                                                   California Investors, Inc.
                                                   and Municipal Fund for New
                                                   York Investors, Inc.

David R. Wilmerding, Jr.      Chairman of          Chairman, Gee,
One Aldwyn Center             the Board            Wilmerding & Associates, Inc.
Villanova, PA  19085                               (investment advisers)
Age: 61

                                                               PRINCIPAL OCCUPATION
NAME AND ADDRESS              POSITION WITH FUND              DURING PAST FIVE YEARS
----------------------------  ------------------  ----------------------------------------------



                                                   since February 1989;
                                                   Director, Beaver Management
                                                   Corporation; Director, Independence
                                                   Square Income Securities, Inc.;
                                                   Director, The Mutual Fire, Marine and
                                                   Inland Insurance Company; Director,
                                                   U.S. Retirement Communities, Inc.;
                                                   Director, Trustee or Managing General
                                                   Partner of a number of investment
                                                   companies advised by PIMC and its
                                                   affiliates.

Karen H. Sabath               Assistant            President, Compass
Compass Capital Group         Secretary            Capital Group, Inc. since
Inc.                                               1995; Managing Director
345 Park Avenue                                    of BlackRock Financial
New York, NY 10154                                 Management, Inc. since
Age: 31                                            1993; prior to 1993, Vice
President of BlackRock
Financial Management,
Inc.

Linda Kaufmann                Assistant            Vice President and
PFPC Inc.                     Treasurer            Director of Mutual
400 Bellevue Parkway                               Fund Accounting for
Wilmington, DE  19809                              Compass Capital Funds
Age: 35                                            with PFPC Inc. since
                                                   1996; Assistant Vice
                                                   President, PFPC, Inc.
                                                   from 1994-96; Senior
                                                   Accounting Officer, PFPC,
                                                   Inc. from 1990-94.

Brian Kindelan                Secretary            Senior Counsel, PNC Bank
PNC Bank Corp.                                     Corp. since May 1995;
1600 Market Street                                 Associate, Stradley,
28th Floor                                         Ronon, Stevens & Young
Philadelphia, PA  19103                            from March 1990 to May
Age: 38                                            1995.


     The Fund pays trustees who are not affiliated with PNC Asset Management Group, Inc. ("PAMG") or Compass Distributors, Inc. ("CDI" or "Distributor") $10,000 annually and $275 per portfolio for each full meeting of the Board that they attend. The Fund pays the Chairman and Vice Chairman of the Board an additional $10,000 and $5,000 per year, respectively, for their service in such capacities. Trustees who are not affiliated with PAMG or the Distributor are reimbursed for any expenses incurred in attending meetings of the Board of Trustees or any committee thereof. No officer, director or employee of PAMG, CastleInternational Asset Management Limited ("CastleInternational"), PFPC Inc. ("PFPC"), Compass Capital Group, Inc. ("CCG"), CDI (collectively with PFPC and CCG, the "Administrators"), or PNC Bank, National Association ("PNC Bank" or the "Custodian") currently receives any compensation from the Fund. As of the date of this Statement of Additional Information, the trustees and officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Portfolio.

     The table below sets forth the compensation actually received from the Fund and the Fund Complex of which the Fund is a part by the trustees for the fiscal year ended September 30, 1996:

==========================================================================================================
                                                                          TOTAL
                                           PENSION OR                     COMPENSATION
                                           RETIREMENT                     FROM REGISTRANT
                            AGGREGATE      BENEFITS       ESTIMATED       AND FUND
                            COMPENSATION   ACCRUED AS     ANNUAL          COMPLEX/1/
NAME OF PERSON,             FROM           PART OF FUND   BENEFITS UPON   PAID TO
POSITION                    REGISTRANT     EXPENSES       RETIREMENT      TRUSTEES
________                    -------------  --------       ----------      --------

Philip E. Coldwell,/*/            $ 1,875       N/A            N/A          (4)/2/ $41,325
Trustee
----------------------------------------------------------------------------------------------------------
Robert R. Fortune,/*/             $ 1,875       N/A            N/A          (6)/2/ $61,325
Trustee
----------------------------------------------------------------------------------------------------------
Rodney D. Johnson,/*/             $ 1,875       N/A            N/A          (6)/2/ $53,325
Trustee
----------------------------------------------------------------------------------------------------------
G. Willing Pepper,/*/             $ 3,125       N/A            N/A          (7)/2/ $92,575
Former Chairman of
the Board
----------------------------------------------------------------------------------------------------------
Anthony M.                        $38,025       N/A            N/A          (6)/2/ $58,500
Santomero, Vice
Chairman of the
Board
----------------------------------------------------------------------------------------------------------
David R. Wilmerding,              $43,025       N/A            N/A          (7)/2/ $64,750
Jr., Chairman of the
Board
----------------------------------------------------------------------------------------------------------
William O.                        $31,150       N/A            N/A          (1)/2/ $31,150
Albertini, Trustee**
----------------------------------------------------------------------------------------------------------
Raymond J. Clark,                 $31,150       N/A            N/A          (1)/2/ $31,150
Trustee**
----------------------------------------------------------------------------------------------------------
Robert M. Hernandez,              $31,150       N/A            N/A          (1)/2/ $31,150
Trustee**
==========================================================================================================

/*/ Messrs. Coldwell, Fortune, Johnson and Pepper resigned as trustees of the Fund on January 4, 1996.

/**/ Messrs. Albertini, Clark and Hernandez were elected as trustees by the shareholders of the Fund on January 4, 1996.

-------------------
1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

2. Total number of investment company boards trustees served on within the Fund Complex.

                 SHAREHOLDER AND TRUSTEE LIABILITY OF THE FUND

  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Fund's Declaration of Trust provides that shareholders shall not be subject to any personal liability in connection with the assets of the Fund for the acts or obligations of the Fund, and that every note, bond, contract, order or other undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon.

     The Declaration of Trust further provides that all persons having any claim against the trustees or Fund shall look solely to the trust property for payment; that no trustee of the Fund shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Fund; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of his being or having been a trustee, and that the Fund will indemnify officers, representatives and employees of the Fund to the same extent that trustees are entitled to indemnification.


                      INVESTMENT ADVISORY, ADMINISTRATION,
                    DISTRIBUTION AND SERVICING ARRANGEMENTS

     ADVISORY AND SUB-ADVISORY AGREEMENTS. The advisory and sub-advisory services provided by PAMG and CastleInternational and the fees received by each of them for such services are described in the Prospectuses. As stated in the Prospectuses, PAMG may from time to time voluntarily waive its advisory fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     PAMG renders advisory services to the Portfolio pursuant to an Investment Advisory Agreement. CastleInternational renders sub-advisory services to the Portfolio pursuant to a Sub-Advisory Agreement. The Investment Advisory Agreement with PAMG and the Sub-Advisory Agreement with CastleInternational are collectively referred to as the "Advisory Contracts."

     Under the Advisory Contracts, PAMG and CastleInternational are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Advisory Contracts. Under the Advisory Contracts, PAMG and CastleInternational are liable for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder. Each of the Advisory Contracts is terminable as to the Portfolio by vote of the Fund's Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio, at any time without penalty, on 60 days' written notice to PAMG or CastleInternational, as the case may be. PAMG and CastleInternational may also terminate their advisory relationship with respect to the Portfolio on 60 days' written notice to the Fund. Each of the Advisory Contracts terminates automatically in the event of its assignment.

     ADMINISTRATION AGREEMENTS. CCG, PFPC and CDI serve as the Fund's co-administrators pursuant to administration agreements (collectively, the "Administration Agreement"). PFPC and CDI have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund. As stated in the Prospectuses, the Administrators may from time to time voluntarily waive administration fees with respect to the Portfolio and may voluntarily reimburse the Portfolio for expenses.

     CCG serves as an Administrator to the Fund pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, CCG is responsible for: (i) the supervision and coordination of the performance of the Fund's service providers; (ii) the negotiation of service contracts and arrangements between the Fund and its service providers; (iii) acting as liaison between the trustees of the Fund and the Fund's service providers; and (iv) providing ongoing business management and support services in connection with the Fund's operations.

     The Administration Agreement provides that CCG, PFPC and CDI will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Portfolio in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations thereunder.

     The Fund and its service providers may engage third party plan administrators who provide trustee, administrative and recordkeeping services for certain employee benefit, profit-sharing and retirement plans as agent for the Fund with respect to such plans, for the purpose of accepting orders for the purchase and redemption of shares of the Fund.

     CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank, whose principal offices are located at Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102, is custodian of the Fund's assets pursuant to a custodian agreement (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank or a sub-custodian (i) maintains a separate account or accounts in the name of the Portfolio, (ii) holds and transfers portfolio securities on account of the Portfolio, (iii) accepts receipts and makes disbursements of money on behalf of the Portfolio, (iv) collects and receives all income and other payments and distributions on account of the Portfolio's securities and (v) makes periodic reports to the Board of Trustees concerning the Portfolio's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that, with respect to sub-custodians other than sub-custodians for foreign securities, PNC Bank remains responsible for the performance of all its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian. The Chase Manhattan Bank, N.A., State Street Bank and Trust Company, Barclays Bank PLC and Citibank, N.A. serve as the international sub-custodians for the Portfolio.

     For its services to the Fund under the Custodian Agreement, PNC Bank receives a fee which is calculated based upon each investment portfolio's average gross assets, with a minimum monthly fee of $1,000 per investment portfolio. PNC Bank is also entitled to out-of-pocket expenses and certain transaction charges.

     PFPC, an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"), under which PFPC (i) issues and redeems Service, Investor, and Institutional classes of shares in the Portfolio, (ii) addresses and mails all communications by the Portfolio to record owners of its shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board of Trustees concerning the operations of the Portfolio. PFPC may, on 30 days' notice to the Fund, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp. For its services with respect to the Portfolio's Institutional and Service Shares under the Transfer Agency Agreement, PFPC receives fees at the annual rate of .03% of the average net asset value of outstanding Institutional and Service Shares in the Portfolio, plus per account fees and disbursements. For its services under the Transfer Agency Agreement with respect to Investor Shares, PFPC receives per account fees, with minimum annual fees of $24,000 for each series of Investor Shares in the Portfolio, plus disbursements. Until further notice, the transfer agency fees for each series of Investor Shares in the Portfolio will not exceed the annual rate of .10% of the series' average daily net assets.

     DISTRIBUTOR AND DISTRIBUTION AND SERVICE PLAN. The Fund has entered into a distribution agreement with Compass Distributors, Inc. (the "Distributor") under which the Distributor, as agent, offers shares of the Portfolio on a continuous basis. The Distributor has agreed to use appropriate efforts to effect sales of the shares, but it is not obligated to sell any particular amount of shares.

     Pursuant to the Fund's Amended and Restated Distribution and Service Plan (the "Plan"), the Fund may pay the Distributor and/or CCG or any other affiliate of PNC Bank fees for distribution and sales support services. Currently, as described further below, only Investor A Shares, Investor B Shares and Investor C Shares bear the expense of distribution fees under the Plan. In addition, the Fund may pay CCG fees for the provision of personal services to shareholders and the processing and administration of shareholder accounts. CCG, in turn, determines the amount of the service fee and shareholder processing fee to be paid to brokers, dealers, financial institutions and industry professionals (collectively, "Service Organizations"). The Plan provides, among other things, that: (i) the Board of Trustees shall receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board of Trustees in accordance with Rule 12b-1 under the 1940 Act; (iii) any material amendment thereto must be approved by the Board of Trustees, including the trustees who are not "interested persons" of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement entered into in connection with the Plan (the "12b-1 Trustees"), acting in person at a meeting called for said purpose; (iv) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the 12b-1 Trustees; and (v) while the Plan remains in effect, the selection and nomination of the Fund's trustees who are not "interested persons" of the Fund shall be committed to the discretion of the Fund's non-interested trustees.

     The Plan is terminable as to any class of shares without penalty at any time by a vote of a majority of the 12b-1 Trustees, or by vote of the holders of a majority of the shares of such class.

     With respect to Investor A Shares, the front-end sales charge and the distribution fee payable under the Plan (at a maximum annual rate of .10% of the average daily net asset value of the Portfolio's outstanding Investor A Shares) are used to pay commissions and other fees payable to Service Organizations and other broker/dealers who sell Investor A Shares.

     With respect to Investor B Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of the Portfolio's outstanding Investor B Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the conversion period, after which Investor B Shares automatically convert to Investor A Shares.

     With respect to Investor C Shares, Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor C Shares, which are paid at the time of the sale. The distribution fees payable under the Plan (at a maximum annual rate of .75% of the average daily net asset value of the Portfolio's outstanding Investor C Shares) are intended to cover the expense to the Distributor of paying such up-front commissions, as well as to cover ongoing commission payments to the broker/dealers. The contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor C Shares are redeemed within 12 months of purchase.

     The Fund is not required or permitted under the Plan to make distribution payments with respect to Service or Institutional Shares. However, the Plan permits CDI, PAMG, the Administrators and other companies that receive fees from the Fund to make payments relating to distribution and sales support activities out of their past profits or other sources available to them. The Distributor, CCG and their affiliates may pay financial institutions, broker/dealers and/or their salespersons certain compensation for the sale and distribution of shares of the Fund or for services to the Fund. These payments ("Additional

Payments") would be in addition to the payments by the Fund described in the Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing, and would also be in addition to the sales commissions payable to dealers as set forth in the Prospectuses for Investor Shares of the Portfolio. These Additional Payments may take the form of "due diligence" payments for a dealer's examination of the Portfolio and payments for providing extra employee training and information relating to the Portfolio; "listing" fees for the placement of the Portfolio on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Distributor, CCG and their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Distributor, CCG and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by a financial institution or broker/dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the financial institutions or dealers involved, and may be different for different institutions and dealers. Furthermore, the Distributor, CCG and their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable NASD regulations in which participants may receive prizes such as travel awards, merchandise and cash. The Distributor, CCG and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs subject to applicable NASD regulations.

     Service Organizations may charge their clients additional fees for account-related services.

     The Fund intends to enter into service arrangements with Service Organizations pursuant to which Service Organizations will render certain support services to their customers ("Customers") who are the beneficial owners of Service, Investor A, Investor B and Investor C Shares. Such services will be provided to Customers who are the beneficial owners of Shares of such classes and are intended to supplement the services provided by the Fund's Administrators and transfer agent to the Fund's shareholders of record. In consideration for payment of a service fee of up to .25% (on an annualized basis) of the average daily net asset value of the Investor A, Investor B and Investor C Shares owned beneficially by their Customers and .15% (on an annualized basis) of the average daily net asset value of the Service Shares beneficially owned by their Customers, Service Organizations may provide general shareholder liaison services, including, but not limited to (i) answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of shares may be effected and certain other matters pertaining to the Customers' investments; and (ii) assisting Customers in designating and changing dividend options, account designations and addresses. In consideration for payment of a shareholder processing fee of up to a separate .15% (on an annualized basis) of the average daily net asset value of Service, Investor A, Investor B and Investor C Shares owned beneficially by their Customers, Service Organizations may provide one or more of these additional services to such Customers: (i) providing necessary personnel and facilities to establish and maintain Customer accounts and records; (ii) assistance in aggregating and processing purchase, exchange and redemption transactions; (iii) placement of net purchase and redemption orders with the Distributor; (iv) arranging for wiring of funds; (v) transmitting and receiving funds in connection with Customer orders to purchase or redeem shares; (vi) processing dividend payments; (vii) verifying and guaranteeing Customer signatures in connection with redemption orders and transfers and changes in Customer-designated accounts, as necessary; (viii) providing periodic statements showing Customers' account balances and, to the extent practicable, integrating such information with other Customer transactions otherwise effected through or with a Service Organization; (ix) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions; (x) transmitting on behalf of the Fund, proxy statements, annual reports, updating prospectuses and other communications from the Fund to Customers; (xi) receiving, tabulating and transmitting to the Fund proxies executed by Customers with respect to shareholder meetings; (xii) providing subaccounting with respect to shares beneficially owned by Customers or the information to the Fund necessary for subaccounting; (xiii) providing sub-transfer agency services; and (xiv) providing such other similar services as the Fund or a Customer may request.


                                    EXPENSES

     Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to PAMG and the Administrators, transfer agency fees, fees and expenses of officers and trustees who are not affiliated with PAMG, the Distributor or any of their affiliates, taxes, interest, legal fees, custodian fees, auditing fees, distribution fees, shareholder processing fees, shareholder servicing fees, fees and expenses in registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws, expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders, expenses relating to shareholder reports, shareholder meetings and proxy solicitations, fidelity bond and trustees and officers liability insurance premiums, the expense of independent pricing services and other expenses which are not expressly assumed by PAMG or the Fund's service providers under their agreements with the Fund. Any general expenses of the Fund that do not belong to a particular investment portfolio will be allocated among all investment portfolios by or under the direction of the Board of Trustees in a manner the Board determines to be fair and equitable.

     PAMG, the sub-adviser and the Administrators expect to waive voluntarily a portion of their respective advisory, sub-advisory and administration fees during the Portfolio's current fiscal year.


                             PORTFOLIO TRANSACTIONS

     In executing portfolio transactions, the adviser and sub-adviser seek to obtain the best price and most favorable execution for the Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the adviser and sub-adviser generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Payments of commissions to brokers who are affiliated persons of the Fund (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act.

     The Portfolio does not have any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The adviser and sub-adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research, statistical and pricing services they provide to the Portfolio and the adviser's or sub-adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the adviser and sub-adviser under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the adviser or sub-adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the adviser or sub-adviser to the Portfolio and its other clients and that the total commissions paid by the Portfolio will be reasonable in relation to the benefits to the Portfolio over the long-term.

     Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the adviser or sub-adviser may take into account the sale of shares of the Fund in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them or Distributor).

     Over-the-counter issues, including corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Portfolio will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Purchases of money market instruments by the Portfolio are made from dealers, underwriters and issuers. The Portfolio does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

     Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

     The adviser or sub-adviser may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Portfolio prior to maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Portfolio's anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Portfolio would incur a capital loss in liquidating commercial paper, especially if interest rates have risen since acquisition of such commercial paper.

     Investment decisions for the Portfolio and for other investment accounts managed by the adviser or sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it could be beneficial to the Portfolio. The Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which PAMG, PNC Bank, CastleInternational, the Administrators, the Distributor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board of Trustees in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to PAMG, PNC Bank, CastleInternational, the Administrators, the Distributor or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     The portfolio turnover rate of the Portfolio is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Portfolio during the year.


                      PURCHASE AND REDEMPTION INFORMATION

        COMPUTATION OF PUBLIC OFFERING PRICES FOR INVESTOR A SHARES OF THE PORTFOLIO. An illustration of the computation of the public offering price per Investor A Share of the Portfolio, based on a hypothetical value of the Portfolio's net assets follows:

                                     TABLE
                                     -----


Assumed Net Asset Value Per Share..............   $15.00

Maximum Sales Charge, 5.00% of offering price

(5.26% of net asset value per share)...........      .79
                                                  ------
Offering to Public.............................   $15.79
                                                  ======

THE EXAMPLE SHOWN ABOVE IS MEANT AS AN ILLUSTRATION AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR NET ASSET VALUE. ACTUAL INVESTMENT RETURN AND NET ASSET VALUE MAY BE MORE OR LESS THAN THOSE SHOWN.

     There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares of the Portfolio. However, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the net offering price or the asset value of the shares on the redemption date for Investor A Shares purchased on a no-load basis and subsequently redeemed within 18 months after purchase.

     Investor A Shares of the Portfolio will be made available to plan participants at net asset value with the waiver of the initial sales charge on purchases through an eligible 401(k) plan participating in a Merrill Lynch 401(k) Program (an "ML 401(k) Plan") if:


     (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

     (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

     (iii) the ML 401(k) Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

     Investor B Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received. Investor B Shares are subject to a contingent deferred sales charge which is payable on redemption of such Investor B Shares.

     Investor B Shares of the Portfolio will be made available to plan participants at net asset value with the waiver of the contingent deferred sales charge if the shares were purchased through an ML 401(k) Plan if:

     (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets invested in Applicable Investments; or

     (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

    (iii) the ML 401(k) Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

    ML 401(k) Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Investor B shares of the Portfolio convert to Investor A shares once the ML 401(k) Plan has reached $5 million invested in Applicable Investments. The ML 401(k) Plan will receive a plan-level share conversion.

     Investor C Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received. In addition, Investor C Shares are subject to a contingent deferred sales charge which is payable on redemptions of such Investor C Shares within 12 months of purchase.

     Service and Institutional Shares of the Portfolio are sold at the net asset value per share next determined after a purchase order is received without a sales charge.

     EXCHANGE PRIVILEGE.   By use of the exchange privilege, the investor
authorizes the Fund's transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the investor and believed by the Fund's transfer agent to be genuine. The records of the Fund's transfer agent pertaining to such instructions are binding. The exchange privilege may be modified or terminated at any time upon 60 days' notice to affected shareholders. The exchange privilege is only available in states where the exchange may legally be made.

     INVESTMENTS OF REDEMPTION PROCEEDS FROM OTHER INVESTMENT COMPANIES. Investors may purchase Investor A Shares of the Portfolio at net asset value, without a sales charge, with the proceeds from the redemption of shares of any other investment company which were sold with a sales charge or commission in accordance with the terms set forth in any prospectus relating to shares of the Fund's other portfolios. This does not include shares of an affiliated mutual fund which were or would be subject to a contingent deferred sales charge upon redemption. For purposes of this restriction, the term "affiliated mutual fund" means:

      i)  any portfolio of the Fund; and

     ii) any other investment company, if such company and the Fund hold themselves out to investors as related companies for purposes of investment and investor services, and if:

          a) that company and the Fund have a common investment adviser or distributor; or

          b) the investment adviser or distributor of such company or the Fund is an "affiliated person" (as defined in Section 2(a)(3) of the 1940 Act) of the investment adviser or distributor of the Fund or the company, respectively.

     MISCELLANEOUS. The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Portfolio's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Portfolio's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Portfolio.

     The Fund will accept and process purchase and redemption orders with respect to the Portfolio on days on which the Federal Reserve Bank of Philadelphia is closed if the New York Stock Exchange (the "NYSE") is open for business.

     Under the 1940 Act, the Portfolio may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectuses, the Fund may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.


                       VALUATION OF PORTFOLIO SECURITIES

     In determining the market value of portfolio investments, the Fund may employ outside organizations, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

     Net asset value is calculated separately for each class of shares of the Portfolio as of the close of regular trading hours on the NYSE (currently 4:00 p.m. Eastern Time) on each Business Day by dividing the value of all securities, cash and other assets owned by the Portfolio that are allocated to a particular class of shares, less the liabilities charged to that class, by the total number of outstanding shares of the class.

     Valuation of securities held by the Portfolio is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; an option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time); and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Fund's Board of Trustees. The amortized cost method of valuation will also be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.


     Valuation of securities of foreign issuers is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE.
In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern
Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the investment adviser and/or sub-adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Board of Trustees or by someone under its direction. Any assets which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

     Certain of the securities acquired by the Portfolio may be traded on foreign exchanges or over-the-counter markets on days on which the Portfolio's net asset value is not calculated. In such cases, the net asset value of the Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Portfolio.

     The Portfolio may use a pricing service, bank or broker/dealer experienced in such matters to value the Portfolio's securities.


                            PERFORMANCE INFORMATION

     The Portfolio may quote performance in various ways. All performance information supplied by the Portfolio in advertising is historical and is not intended to indicate future returns.

     TOTAL RETURN. For purposes of quoting and comparing the performance of shares of the Portfolio to the performance of other mutual funds and to stock or other relevant indexes in advertisements, sales literature, communications to shareholders and other materials, performance may be stated in terms of total return. The total return for each class of the Portfolio will be calculated independently of the other classes within the Portfolio. Under the rules of the SEC, funds advertising performance must include total return quotes calculated according to the following formula:

                           ERV  /1/n/
                    T = [(-----)  - 1]
                            P
          Where:    T =  average annual total return.

                ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                    P =  hypothetical initial payment of $1,000.

                    n = period covered by the computation, expressed in terms of years.

     In calculating the ending redeemable value for Investor A Shares of the Portfolio, the maximum front-end sales charge is deducted from the initial $1,000 payment and all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor B Shares of the Portfolio, the maximum contingent deferred sales charge is deducted at the end of the period and all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. In calculating the ending redeemable value for Investor C Shares of the Portfolio, the maximum contingent deferred sales charge is deducted at the end of the period, and all dividends and distributions by the Portfolio are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable value.

     Each class of the Portfolio may also from time to time include in advertisements, sales literature, communications to shareholders and other materials a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of each class of the Portfolio's shares with other performance measures. For example, in comparing the total return of the Portfolio's shares with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Salomon Brothers Extended Markets World Ex-US Index, the Portfolio may calculate the aggregate total return for its shares of a certain class for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in such shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Portfolio may not, for these purposes, deduct from the initial value invested or the ending value any amount representing front-end and deferred sales charges charged to purchasers of Investor A, Investor B or Investor C Shares. The Investor A, Investor B and Investor C classes of the Portfolio will, however, disclose, if appropriate, the maximum applicable sales charges and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted.

     In addition to average annual total returns, the Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking sales charges into account. Excluding the sales charge from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

     OTHER INFORMATION REGARDING INVESTMENT RETURNS. In addition to providing performance information that demonstrates the total return or yield of shares of a particular class of the Portfolio over a specified period of time, the Fund may provide certain other information demonstrating hypothetical investment returns. Such information may include, but is not limited to, illustrating the compounding effects of dividends in a dividend reinvestment plan or the impact of tax-free investing. As illustrated below, the Fund may demonstrate, using certain specified hypothetical data, the compounding effect of dividend reinvestment on investments in the Portfolio.

     MISCELLANEOUS. When comparing the Portfolio's performance to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns from stock mutual funds.

     From time to time, the Portfolio's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example the Portfolio may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Portfolio to another Fund portfolio in appropriate categories over specific periods of time may also be quoted in advertising.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. Other organizations provide similar return data for foreign capital markets. The performance of these capital markets is based on the returns of different indices. The Portfolio may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolio. The Portfolio may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Portfolio investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of the Portfolio would increase the value, not only of the original investment in the Portfolio, but also of the additional Portfolio shares received through reinvestment. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives) investment management techniques, policies or investment suitability of the Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions and the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio), as well as the views of the Portfolio's adviser and/or sub-adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. In addition, selected indices may be used to illustrate historic performance of select asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Portfolio. In addition, advertisements, sales literature, shareholder communications or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Portfolio and/or other mutual funds, benefits, characteristics or services associated with a particular class of shares, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. Materials may include lists of representative clients of the Portfolio's investment adviser and sub-adviser. Materials may refer to the CUSIP numbers of the various classes of the Portfolio and may illustrate how to find the listings of the Portfolio in newspapers and periodicals. Materials may also include discussions of other Fund portfolios, products, and services.

     Charts and graphs using net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid and reflects all elements of return. Unless otherwise indicated, the adjusted NAVs are not adjusted for sales charges, if any.

     The Portfolio may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

     The Portfolio may quote various measures of volatility and benchmark correlation in advertising. In addition, the Portfolio may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     Momentum indicators indicate the Portfolio's price movements over specific periods of time. Each point on the momentum indicator represents the Portfolio's percentage change in price movements over that period.

     The Portfolio may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels. The Portfolio may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time.

     The Portfolio may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to the Portfolio may include information regarding the background, experience and expertise of the investment adviser and/or portfolio manager for the Portfolio.

                                     TAXES

     The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

     The Portfolio has elected and intends to qualify for taxation as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio generally is exempt from Federal income tax on its net investment income and net capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of (a) 90% of its net investment income (i.e., its investment Company taxable
                                         ----
income as that term is defined in the Code without regard to the deduction for dividends paid) and (b) 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of net investment income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfaction of the Distribution Requirement, the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (including, but not limited to, gains from forward foreign currency exchange contacts), or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and, for taxable years beginning before August 5, 1997, derive less than 30% of its gross income from the sale or other disposition of stock, securities and certain other investments (including foreign currencies or options, futures or forward contracts on foreign currencies but only to the extent that such currencies or options, futures or forward contracts are not directly related to the Portfolio's principal business of investing in stock or securities) held for less than three months (the "Short-Short Gain Test"). Future Treasury regulations may provide that foreign currency gains that are not "directly related" to the Portfolio's principal business of investing in stock or securities will not satisfy the Income Requirement.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income will be taxable (other than the possible allowance of the dividends received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Portfolio in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Portfolio intends to distribute to shareholders any of its excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Portfolio prior to the date on which a shareholder acquired shares of the Portfolio and whether the distribution was paid in cash or reinvested in shares.

     In the case of corporate shareholders, distributions (other than capital gain dividends) of the Portfolio for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Portfolio for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income from debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction.

     Ordinary income of individuals are currently taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are currently taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a current maximum nominal rate of 35%.


     Under recently enacted legislation, the rate of tax on long-term capital gains of individuals will generally be reduced to 20% (10% for gains otherwise taxed at 15%) for capital gains realized after July 28, 1997 with respect to capital assets held for more than 18 months. Additionally, beginning after December 31, 2000, the maximum tax rate for assets with a holding period beginning after that date and held for more than five years will be 18%. Under a literal reading of the legislation, capital gain dividends paid by a registered investment company would not be eligible for the reduced capital gain rates. However, the legislation authorizes the Treasury Department to promulgate regulations that would apply the new rates to registered investment company capital gain dividends.

     Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. Any loss incurred on the sale or exchange of the Portfolio's shares, held six months or less, will be disallowed to the extent of exempt-interest dividends paid with respect to such shares, and any loss not so disallowed will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     Generally, futures contracts held by the Portfolio at the close of the Portfolio's taxable year will be treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Portfolio holds the futures contract ("the 40-60 rule"). The amount of any capital gain or loss actually realized by the Portfolio in a subsequent sale or other disposition of those futures contracts will be adjusted to reflect any capital gain or loss taken into account by the Portfolio in a prior year as a result of the constructive sale of the contracts. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Portfolio, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Portfolio may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales, loss deferral rules and the requirement to capitalize interest and carrying charges. Under temporary regulations, the Portfolio would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40-60 rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term. Options on futures contracts generally receive Federal tax treatment similar to that described above.

     Special rules govern the Federal income tax treatment of the Portfolio's transactions that are denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, certain preferred stock); (ii) the accruing of certain trade receivables and payables; (iii) the entering into or acquisition of any forward contract or similar financial instruments; and (iv) the entering into or acquisition of any futures contract, option or similar financial instrument, if such instrument is not marked-to-market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer also is treated as a transaction subject to the special currency rules. With respect to such transactions, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts that are capital assets in the hands of the taxpayer and which are not part of a straddle ("Capital Asset Election"). In accordance with Treasury regulations, certain transactions with respect to which the taxpayer has not made the Capital Asset Election and that are part of a "Section 988 hedging transaction" (as defined in the Code and the Treasury regulations) are integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" (as identified by such

Treasury regulations) are not subject to the mark-to-market or loss deferral rules under the Code. Some of the non-U.S. dollar-denominated investments that the Portfolio may make (such as non-U.S. dollar-denominated debt securities and obligations and preferred stock) and some of the foreign currency contracts, the Portfolio may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Portfolio which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

     In addition, certain forward foreign currency contracts held by the Portfolio at the close of the Fund's taxable year will be subject to "mark-to-market" treatment. If the Fund makes the Capital Asset Election with respect to such contracts, the contract will be subject to the 40-60 rule described above. Otherwise, such gain or loss will be ordinary in nature. To receive such Federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under these provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information the Treasury has not issued any such regulations. Forward foreign currency contracts entered into by the Portfolio also may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and requirements to capitalize interest and carrying charges may apply.

     If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends and gross sale proceeds paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (iii) who has failed to certify to the Fund when required to do so that he is not subject to backup withholding or that he is an "exempt recipient."

     Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Portfolio each year.

     The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Although the Portfolio expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities. Shareholders should consult their tax advisors about state and local tax consequences, which may differ from the Federal income tax consequences described above.


                    ADDITIONAL INFORMATION CONCERNING SHARES

     Shares of the Fund have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of class) may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Fund.

     There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as required by law. At that time, the trustees then in office will call a shareholders meeting to elect trustees. Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. The Fund's Declaration of Trust provides that meetings of the shareholders of the Fund shall be called by the trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Fund voting together in the aggregate without regard to a particular investment portfolio.

     The proceeds received by the Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to the Portfolio and with a share of the general liabilities of the Fund. As stated in the Prospectus, certain expenses of the Portfolio may be charged to a specific class of shares representing interests in the Portfolio.

     The Fund's Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. The Board of Trustees may authorize the liquidation and termination of any Portfolio or class of shares. Upon any liquidation of the Portfolio, Shareholders of each class of the Portfolio are entitled to share pro rata in the net assets belonging to that class available for distribution.


                                 MISCELLANEOUS

     COUNSEL. The law firm of Simpson Thacher & Bartlett (a partnership which includes professional corporations), 425 Lexington Avenue, New York, New York 10017, serves as the Fund's counsel.

     INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., with offices located at 2400 Eleven Penn Center, Philadelphia, PA, serves as the Fund's independent accountants.

     On August 12, 1997, PNC Bank held of record approximately 78% of the
Fund's outstanding shares, and may be deemed a controlling person of the Fund under the 1940 Act. PNC Bank is a national bank organized under the laws of the United States. All of the capital stock of PNC Bank is owned by PNC Bancorp, Inc. All of the capital stock of PNC Bancorp, Inc. is owned by PNC Bank Corp., a publicly-held bank holding company.

     BANKING LAWS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PAMG, CastleInternational, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

     PAMG, CastleInternational and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Trustees would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

     SHAREHOLDER APPROVALS. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a class, series or the Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular class, series or the Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or the Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or the Portfolio.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson
BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

                                   APPENDIX B
                                   ----------


          As stated in the Prospectus, the Portfolio may enter into certain futures transactions. Such transactions are described in this Appendix.

I.  Index Futures Contracts
    -----------------------

          General.  With regard to the Portfolio, the Adviser anticipates
          -------
engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom). A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. With regard to the Portfolio, to the extent consistent with its investment objective, the Adviser anticipates engaging in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          The Portfolio may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Portfolio may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

II.  Futures Contracts on Foreign Currencies
     ---------------------------------------

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars (or another currency). Foreign currency futures may be used by the Portfolio to hedge against exposure to fluctuations in exchange rates between different currencies arising from multinational transactions.

III.  Margin Payments
      ---------------

          Unlike purchase or sales of portfolio securities, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with a custodian an amount of liquid assets known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.  Risks of Transactions in Futures Contracts
    ------------------------------------------

          There are several risks in connection with the use of futures by the Portfolio as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of a hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Portfolio involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Portfolio may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Portfolio may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Portfolio has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before the Portfolio is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Portfolio then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.
The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Portfolio is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Portfolio will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

VI.  Options on Futures Contracts
     ----------------------------

          The Portfolio may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Portfolio will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, the Portfolio may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Portfolio intends to purchase. Similarly, if the value of the securities held by the Portfolio is expected to decline as a result of an increase in interest rates, the Portfolio might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities or currencies being hedged, an option may or may not be less risky than ownership of the futures contract or such securities or currencies. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters
      -------------

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                           COMPASS CAPITAL FUNDS/SM/
                          (FORMERLY, THE PNC(R) FUND)
                                     PART C
                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1) Incorporated by reference into Part A of the Registration Statement are the following tables (as filed in Post-Effective Amendment No. 24):

                    (i) Audited Financial Highlights for the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market, Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Emerging Markets, Select Equity, Index Equity, Balanced, Intermediate Government Bond, Intermediate Bond, Managed Income, Tax-Free Income, Pennsylvania Tax-Free Income, Government Income and Ohio Tax-Free Income Portfolios for the fiscal years ended September 30, 1996, September 30, 1995, September 30, 1994, September 30, 1993, September 30, 1992, September 30, 1991 and September 30, 1990.

                    (ii) Audited Financial Highlights for the International Bond, New Jersey Tax-Free Income and New Jersey Municipal Money Market Portfolios for the periods ended September 30, 1996 and January 31, 1996, and for the fiscal years ended February 28, 1995, February 28, 1994, February 28, 1993 and February 29, 1992.

                    (iii) Audited Financial Highlights for the Low Duration Bond
                          and Core Bond Portfolios for the periods ended September 30, 1996 and March 31, 1996, and for the fiscal years ended June 30, 1995, June 30, 1994 and June 30, 1993.

               (2) Incorporated by reference into Part B of the Registration Statement are the following audited financial statements (as filed in Post-Effective Amendment No. 24):

                    (i) With respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, New Jersey Municipal Money Market and Virginia Municipal Money Market
                          Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1996;

                              Statements of Net Assets - September 30, 1996;

                              Statements of Operations for the year or period ended September 30, 1996;

                              Statements of Changes in Net Assets for the year or period ended September 30, 1996;

                              Notes to Financial Statements.

                    (ii) With respect to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Growth Equity, Select Equity, Index Equity, Small Cap Value Equity, International Equity, International Emerging Markets and Balanced
                          Portfolios:

                              Report of Independent Accountants for the fiscal year ended September 30, 1996;

                              Statements of Net Assets (all Portfolios except International Equity Markets Portfolio) - September 30, 1996;

                              Schedules of Investments with respect to the International Equity Markets Portfolio - September 30, 1996;


                              Statements of Operations for the year ended
                              September 30, 1996;

                              Statements of Changes in Net Assets for the year ended September 30, 1996;

                              Notes to Financial Statements.

                    (iii) With respect to the Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Intermediate Bond, Government Income, Low Duration Bond, Core Bond, New Jersey Tax-Free Income and International Bond
                           Portfolios:

                              Report of Independent Accountants (Coopers &
                              Lybrand L.L.P.) for the fiscal year ended
                              September 30, 1996;

                              Schedules of Investments and Statements of Assets and Liabilities (all Portfolios except Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios) - September 30, 1996;

                              Statements of Net Assets with respect to the Pennsylvania Tax-Free Income and Ohio Tax-Free Income Portfolios - September 30, 1996;

                              Statements of Operations for the year or periods ended September 30, 1996;

                              Statements of Changes in Net Assets for the year or periods ended September 30, 1996 and 1995 and for the period ended March 31, 1996 for the Low Duration Bond (formerly the Short Government Bond) Portfolio and Core Bond Portfolio;

                              Financial highlights for all periods presented except for the periods ended June 30, 1995 and prior periods for the Low Duration Bond (formerly the Short Government Bond) and Core Bond Portfolios;


                              Notes to Financial Statements.

                    (iv) With respect to the Low Duration Bond Portfolio (formerly the Short Government Bond Portfolio) and Core Bond Portfolio:

                              Report of Independent Accountants (Deloitte & Touche L.L.P.) for the fiscal year ended June 30, 1995 as it relates to the Statement of Changes in Net Assets for the year ended June 30, 1995 and the Financial Highlights for the years or period ended June 30, 1995, 1994 and 1993.

                    (v) With respect to The U.S. Large Company Series of The DFA Investment Trust Company:

                              Report of Independent Accountants for the fiscal year ended November 30, 1996;

                              Statement of Net Assets - November 30, 1996;

                              Statement of Operations for the year ended
                              November 30, 1996;

                              Statement of Changes in Net Assets for the year ended November 30, 1996;

                              Notes to Financial Statements.

          (b)  Exhibits:

               (1)  (a)   Declaration of Trust of the Registrant dated December
                          22, 1988 is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement on
                          Form N-1A filed on December 23, 1988.

                    (b) Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on May 11, 1989.

                    (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed on July 8, 1994.

                    (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated by reference to
                          Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (No. 33-26305) filed on October 18, 1996 ("Post-Effective Amendment No. 23").

               (2) Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Registrant's Registration Statement on Form N-1A, filed on December 23, 1988.

               (3)        None.

               (4) Sections V, VIII and IX of Registrant's Declaration of Trust dated December 22, 1988 is incorporated herein by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A filed on December 23, 1988; Article II of Registrant's Code of Regulations is incorporated herein by reference to Exhibit (2) of Registrant's Registration Statement on Form N-1A filed on December 23, 1988.

               (5)  (a)   Investment Advisory Agreement between Registrant and
                          PNC Asset Management Group, Inc. relating to all
                          Portfolios except the Multi-Sector Mortgage Securities
                          Portfolio III and Index Equity Portfolio is incorporated herein by reference to Exhibit (5)(a) of Post-Effective Amendment No. 21 to Registrant's
                          Registration Statement on Form N-1A filed on May 30,
                          1996.

                    (b) Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to the Multi-Sector Mortgage Securities Portfolio III is incorporated herein by reference to Exhibit (5)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (c) Addendum No. 1 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (d) Form of Amendment No. 1 to Investment Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to BlackRock Non-Dollar Portfolio I and BlackRock Non-Dollar Portfolio II is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 26 to Registrant's

                          Registration Statement on Form N-1A filed on December 18, 1996.

                    (e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio.

                    (f) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the Managed Income, Tax-Free Income, Intermediate Government Bond, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Low Duration Bond, Intermediate Bond, Government Income, New Jersey Tax-Free Income and Core Bond Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (g) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Large Cap Value Equity, Small Cap Value Equity and Select Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (h) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Large Cap Growth Equity and Small Cap Growth Equity Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (i) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Institutional Management Corporation with respect to the Money Market, U.S. Treasury Money Market, Municipal Money Market, Pennsylvania Municipal Money Market, Ohio Municipal Money Market, North Carolina Municipal Money Market, Virginia Municipal Money Market and New Jersey Municipal Money Market Portfolios is incorporated herein by reference to Exhibit

                          (5)(c) of Post-Effective Amendment No. 21 to
                          Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (j) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Equity and International Emerging Markets Portfolios is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (k) Sub-Advisory Agreement among PNC Asset Management Group, Inc., Provident Capital Management, Inc. and BlackRock Financial Management, Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Exhibit (5)(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (l) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and Provident Capital Management, Inc. with respect to the Mid-Cap Value Equity Portfolio is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (m) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and PNC Equity Advisors Company with respect to the Mid-Cap Growth Equity Portfolio is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (n) Sub-Advisory Agreement between PNC Asset Management Group, Inc. and BlackRock Financial Management, Inc. with respect to the International Bond Portfolio is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (o) Form of Sub-Advisory Agreement between PNC Asset Management Group, Inc. and CastleInternational Asset Management Limited with respect to the International Small Cap Equity Portfolio.

               (6)  (a)   Distribution Agreement between Registrant and
                          Provident Distributors, Inc. dated January 31, 1994 is incorporated herein by reference to Exhibit (6)(a) of Post-Effective Amendment No. 12 to Registrant's
                          Registration Statement on Form N-1A filed on July 8,
                          1994.

                    (b) Form of Appendix A to Distribution Agreement between Registrant and Compass Distributors, Inc.

                    (c) Amendment No. 2 to the Distribution Agreement between Registrant and Provident Distributors, Inc. dated October 18, 1994 is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (d) Amendment No. 3 to the Distribution Agreement between Registrant and Provident Distributors, Inc. is incorporated herein by reference to Exhibit (6)(d) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (7)        None.

               (8)  (a)   Custodian Agreement dated October 4, 1989 between
                          Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 1 to Registrant's
                          Registration Statement on Form N-1A filed on December
                          29, 1989.

                    (b) Amendment No. 1 to Custodian Agreement between Registrant and PNC Bank, National Association is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.


                    (c) Amendment No. 2 dated March 1, 1993 to Custodian Agreement between Registrant and PNC Bank, National Association with respect to the Short-Term Bond,

                          Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (8)(c) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (d) Form of Appendix B to Custodian Agreement between Registrant and PNC Bank, National Association.

                    (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10,
                          1993.

                    (f) Global Sub-Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit
                          (8)(e) of Post-Effective Amendment No. 14 to
                          Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (g) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit (8)(f) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (h) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit (8)(g) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.


                    (i)   Subcustodial Services Agreement dated
                          January 10, 1996 between PNC Bank, National
                          Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (j) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (k) Letter Agreement between Registrant and PNC Bank, National Association relating to custodian services with respect to the Ohio Municipal Money Market, Pennsylvania Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit (8)(e) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (l) Letter Agreement dated March 1, 1993 between Registrant and PNC Bank, National Association relating to custodian services with respect to the North Carolina Municipal Money Market, Short-Term Bond, Intermediate-Term Bond, Small Cap Growth Equity and Core Equity Portfolios is incorporated herein by reference to Exhibit (8)(h) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10,
                          1993.

               (9)  (a)   Administration Agreement among Registrant, Compass
                          Distributors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit (9)(a) of Post-
                          Effective Amendment No. 21 to Registrant's
                          Registration Statement on Form N-1A filed on May 30,
                          1996.

                    (b) Appendix A and Appendix B to Administration Agreement among Registrant, Compass Distributors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (c) Form of Amended and Restated Administration Agreement among Registrant, Compass Distributors, Inc. and PFPC Inc. is incorporated herein by reference to Exhibit 9(d) of Post-Effective Amendment No. 27 to

                          Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (d) Forms of Appendix A and Appendix B to Amended and Restated Administration Agreement between Registrant, Compass Distributors, Inc. and PFPC Inc.

                    (e) Co-Administration Agreement between Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit (9)(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (f) Form of Appendix A to Co-Administration Agreement between Registrant and Compass Capital Group, Inc.

                    (g) Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. is incorporated herein by reference to Exhibit 9(e) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (h) Amendment No. 1 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Tax-Free Income Portfolio is incorporated herein by reference to Exhibit 9(h) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.

                    (i) Amendment No. 2 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Pennsylvania Municipal Money Market, Ohio Municipal Money Market, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Index Equity and Small Cap Value Equity Portfolios is incorporated herein by reference to Exhibit 9(h) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (j) Amendment No. 3 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to the Short-Term Bond, Intermediate-Term Bond, Core Equity, Small Cap Growth Equity and North Carolina Municipal Money Market Portfolios is incorporated herein by reference to Exhibit (9)(e) of

                          Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on November 10, 1993.

                    (k) Amendment No. 4 to Transfer Agency Agreement dated October 4, 1989 between Registrant and PFPC Inc. relating to Series B Investor Shares of the Money Market, Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Large Cap Value Equity, Large Cap Growth Equity, Index Equity, Small Cap Value Equity, Intermediate-Term Bond, Small Cap Growth Equity, Core Equity, International Fixed Income, Government Income, International Emerging Markets, International Equity and Balanced Portfolios is incorporated herein by reference to Exhibit (9)(i) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (l) Form of Appendix C to Transfer Agency Agreement between Registrant and PFPC Inc.

                    (m) License Agreement dated as of December 1, 1995 between the Registrant and Compass Capital Group, Inc. is incorporated herein by reference to Exhibit 9(q) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

               (10)       Opinion and Consent of Counsel.

               (11)       Consent of Coopers & Lybrand L.L.P.

               (12)       None.

               (13) (a) Purchase Agreement between Registrant and Shearson Lehman Hutton Inc. ("Shearson") relating to Classes A-1, B-1, C-1, D-2, E-2, F-2 and G-2 is incorporated herein by reference to Exhibit 13(a) of Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 29, 1989.

                    (b) Purchase Agreement between Registrant and Shearson relating to shares of Class H-2 is incorporated herein by reference to Exhibit 13(b) of Post-Effective Amendment

                          No. 2 to Registrant's Registration Statement on Form N-1A filed on April 30, 1990.

                    (c) Purchase Agreement between Registrant and Shearson relating to shares of Class I-1, Class I-2, Class J-1, Class J-2, Class K-2, Class L-2, Class M-2, Class N-2, Class O-2 and Class P-2 is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 13, 1991.

                    (d) Purchase Agreement between Registrant and Shearson relating to shares of Class D-1, Class E-1, Class F-1, Class G-1, Class H-1, Class K-1, Class L-1, Class M-1, Class N-1, Class O-1, Class P-1, Class A-2, Class B-2, Class C-2, Class I-2, Class J-2, Class A-3, Class B-3, Class C-3, Class D-3, Class E-3, Class F-3, Class G-3, Class H-3, Class I-3, Class J-3, Class K-3, Class L-3, Class M-3, Class N-3, Class O-3 and Class P-3 is incorporated herein by reference to Exhibit (13)(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1992.

                    (e) Purchase Agreement between the Registrant and Pennsylvania Merchant Group Ltd relating to shares of Class Q-1, Class Q-2, Class Q-3, Class R-1, Class R-2, Class R-3, Class S-1, Class S-2, Class S-3, Class T-1, Class T-2, Class T-3, Class U-1, Class U-2 and Class U-3 is incorporated herein by reference to Exhibit
                          (13)(e) of Post-Effective No. 10 to Registrant's Registration Statement on Form N-1A as filed on November 10, 1993.

                    (f) Purchase Agreement dated September 30, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class A-4, Class D-4, Class E-4, Class F-4, Class G-4, Class H-4, Class K-4, Class L-4, Class M-4, Class N-4, Class O-4, Class P-4, Class R-4, Class S-4, Class T-4, Class U-4, Class W-4, Class X-4, Class Y-4 is incorporated herein by reference to Exhibit (13)(f) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on January 18, 1995.

                    (g) Purchase Agreement dated February 1, 1994 between the Registrant and Provident Distributors, Inc. relating to shares of Class V-1, Class V-2, Class V-3, Class W-1, Class W-2, Class W-3, Class X-1, Class X-2, Class X-3, Class Y-1, Class Y-2 and Class Y-3 is incorporated herein by reference to Exhibit (13)(g) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (h) Purchase Agreement dated August 1, 1995 between Registrant and Provident Distributors, Inc. relating to shares of Class Z-1, Class Z-2 and Class Z-3 is incorporated herein by reference to Exhibit (13)(h) of Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on May 11, 1995.

                    (i) Purchase Agreement between Registrant and Provident Distributors, Inc. relating to shares of Class AA-1, Class AA-2, Class AA-3, Class AA-4 and Class AA-5; Class BB-1, Class BB-2, Class
                          BB-3, Class BB-4 and Class BB-5; Class CC-3; Class A-5, Class B-4, Class B-5, Class C-4, Class C-5, Class I-4, Class I-5, Class J-4, Class J-5, Class Q-4, Class Q-5, Class V-4, Class V-5, Class Z-4 and Class Z-5; Class X-1 and Class X-3; and Class D-5, E-5, F-5, G-5, H-5, K-5, L-5, M-5, N-5, O-5, P-5, R-5, S-5, T-5, U-5,
                          W-5, X-5 and Y-5 is incorporated by reference to
                          Exhibit 13(i) of Post-Effective Amendment No. 23.

                    (j) Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class DD-1, Class DD-2, Class DD-3, Class DD-4 and DD-5; and Class EE-1, Class EE-2, Class EE-3, Class EE-4 and Class EE-5 is incorporated herein by reference to Exhibit 13(j) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on January 28, 1997.

                    (k) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class R-6, Class BB-6, Class FF-3 and Class GG-3 is incorporated herein by reference to Exhibit 13(k) of Post-Effective Amendment No. 27 to Registrant's

                          Registration Statement on Form N-1A filed on January 28, 1997.

                    (l) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class HH-1, Class HH-2, Class HH-3, Class HH-4 and Class HH-5.

               (14)       None.

               (15) (a) Amended and Restated Distribution and Service Plan for Service, Series A Investor, Series B Investor, Series C Investor, Institutional and BlackRock Shares is incorporated herein by reference to Exhibit (15) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

                    (b) Form of Appendix A to Amended and Restated Distribution and Service Plan.

               (16) Schedules for computation of performance quotations are incorporated herein by reference to Exhibit (16) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed on February 5, 1992.

               (18) Plan Pursuant to 18f-3 for Operation of a Multi-Class Distribution System is incorporated herein by reference to Exhibit (18) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed on May 30, 1996.

               (24) (a) Registrant's Annual Report dated September 30, 1996 is incorporated herein by reference to Registrant's filing including such Annual Report and filed on December 4, 1996 (Accession Nos. 0000935069-96-000160,
                          0000935069-96-000163 and 0000935069-96-000157).

                    (b) Annual Report for The DFA Investment Trust Company ("DFA") (File No. 811-7436) dated November 30, 1996 with respect to the U.S. Large Company Series is incorporated herein by reference to DFA's filing including such Annual Report and filed on February 4, 1997 (Accession No. 0000950116-97-000186).

               (99)  (a)  Power of Attorney of David R. Wilmerding dated March
                          5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (b) Power of Attorney of William O. Albertini dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (c) Power of Attorney of Raymond J. Clark dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (d) Power of Attorney of Robert M. Hernandez dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.

                    (e) Power of Attorney of Anthony M. Santomero dated March 5, 1996 appointing David R. Wilmerding, Raymond J. Clark and Karen H. Sabath as attorneys and agents is incorporated herein by reference to such Power of Attorney filed in Post-Effective Amendment No. 28 to Registrant's Registration Statement on form N-1A filed on February 18, 1997.


Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Trustees.

Item 26.  Number of Holders of Securities

          With regard to the classes of shares of the Registrant, the following information is as of July 31, 1997:

Portfolio                              Institutional  Service  Investor A  Investor B  Investor C
---------                              -------------  -------  ----------  ----------  ----------
Money Market                                      20      236         806          20           1
US Treasury Money Market                           5      256          86           0           0
Municipal Money Market                             2      113           7           0           0
Ohio Municipal Money Market                        6        3           4           0           0
Pennsylvania Municipal Money Market               26       20          47           0           0
North Carolina Municipal                          14        7           7           0           0
 Money Market
New Jersey Municipal Money Market                  8        2          21           0           0
Virginia Municipal Money Market                   21        9           3           0           0
Managed Income                                    25        7         263           1           0
Tax-Free Income                                    6        5         148          32           2
Ohio Tax-Free Income                               3        2          28          18           0
Pennsylvania Tax-Free Income                       1        3         363         361           0
New Jersey Tax-Free Income                         0        4          16          19           0
Low Duration Bond                                 12        3          53           7           2
Low Duration Bond/BlackRock Class                  2       N/A        N/A         N/A          N/A
Intermediate Bond                                  9        1          44           0           0
Core Bond                                          9       21          34         331           3
Core Bond/BlackRock Class                          2       N/A        N/A         N/A          N/A
Intermediate Government                            9        2         153           3           1
Government Income                                  0        0          61         815           4
International Bond                                 4        5          33          60          17
International Emerging Markets                    15       10         157         323           5
Large Cap Growth Equity                           26       10         530         797           3
Index Equity                                      14        3         570       1,666         338
Small Cap Value Equity                            47       10         685         870          24
International Equity                              28       11         612         903           2
Balanced                                          35        2       1,700       1,789           3
Large Cap Value Equity                            44       12         709       1,811          20
Small Cap Growth Equity                          125       14       1,223       3,194         282

Portfolio                              Institutional  Service  Investor A  Investor B  Investor C
---------                              -------------  -------  ----------  ----------  ----------
Select Equity                                     29        7         172       1,294           2
Mid-Cap Value Equity                              13        6          30         314           4
Mid-Cap Growth Equity                             11        6          24         321           5
Multi-Sector Mortgage                              2      N/A         N/A         N/A         N/A
  Securities III
BlackRock Non-Dollar I                             0      N/A         N/A         N/A         N/A
BlackRock Non-Dollar II                            0      N/A         N/A         N/A         N/A
=================================================================================================

Item 27.  Indemnification

         Indemnification of Registrant's principal underwriter against certain losses is provided for in Section 7 of the Distribution Agreement incorporated by reference herein as Exhibit (6)(a). Indemnification of PFPC Inc. and Compass Distributors, Inc. in their capacity as co-administrators is provided for in
Section 7 of the Administration Agreement incorporated by reference herein as
Exhibit 9(a). Indemnification of Registrant's Custodian and Transfer Agent is provided for, respectively, in Section 22 of the Custodian Agreement incorporated by reference herein as Exhibit 8(a) and Section 17 of the Transfer Agency Agreement incorporated by reference herein as Exhibit 9(i). Indemnification of Compass Capital Group, Inc. in its capacity as co-administrator as provided for in Section 7 of the Co-Administration Agreement incorporated by reference herein as Exhibit 9(e). Registrant intends to obtain from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant's Declaration of Trust incorporated by reference herein as Exhibit 1(a) provides as follows:

         Indemnification of Trustees, Officers, Representatives and Employees.
         --------------------------------------------------------------------
    The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter
                                               ------
    as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such
    --------
    person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of
                       --------
    indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person
                                            --------
    shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Section 9.6 of the Registrant's Declaration of Trust, filed herein as
Exhibit 1(a), also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

         Indemnification of Shareholders.  In case any Shareholder or former
         -------------------------------
    Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of Shares with the same alphabetical designation as that of the Shares owned by such Shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.

Item 28. Business and Other Connections of Investment Advisers

         (a) PNC Asset Management Group, Inc. ("PAMG") is an indirect wholly-owned subsidiary for PNC Bank Corp. PAMG was organized in 1994 for the purpose of providing advisory services to investment companies. The list required by this Item 28 of officers and directors of PAMG, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PAMG pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

         (b) PNC Institutional Management Corporation ("PIMC") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of PIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

         (c) Provident Capital Management, Inc. ("PCM") is an indirect wholly-owned subsidiary of PNC Bank Corp. PCM currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-1438).

         (d) BlackRock Financial Management, Inc. ("BlackRock") is an indirect wholly-owned subsidiary of PNC Bank Corp. BlackRock currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

         (e) PNC Equity Advisors Company ("PEAC") is an indirect wholly-owned subsidiary of PNC Bank Corp. PEAC currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 28 of officers and directors of PEAC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by PEAC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47711).

         (f) CastleInternational Asset Management Limited ("CastleInternational") is an indirect wholly-owned subsidiary of PNC Bank Corp. The list required by this Item 28 of officers and directors of CastleInternational, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by CastleInternational pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

Item 29. Principal Underwriter

         (a)   Not applicable.


         (b) The information required by this Item 29 with respect to each director, officer or partner of Compass Distributors, Inc. is incorporated by reference to Schedule A of FORM BD filed by Compass Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-48775).

         (c)   Not applicable.

Item 30.  Location of Accounts and Records

               (1) PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania 19102 (records relating to its functions as custodian).

               (2) Provident Capital Management, Inc., 30 South 17th Street, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (3) Compass Distributors, Inc., 259 Radnor-Chester Road, Suite 135, Radnor, Pennsylvania

                    19807 (records relating to its functions as distributor and co-administrator).

               (4) PNC Asset Management Group, Inc., 1600 Market Street, 29th Floor, Philadelphia, PA 19103 (records relating to its functions as investment adviser).

               (5) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment sub-adviser).

               (6) BlackRock Financial Management, Inc., 345 Park Avenue, New York, New York 10154 (records relating to its functions as investment adviser and sub-adviser).

               (7) PNC Equity Advisors Company, 1600 Market Street, 29th Floor, Philadelphia, Pennsylvania 19103 (records relating to its functions as investment sub-adviser).

               (8) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as co-administrator, transfer agent and dividend disbursing agent).

               (9) The Chase Manhattan Bank, N.A., 1285 Avenue of the Americas, New York, New York 10019 (records relating to its function as sub-custodian).

              (10) State Street Bank and Trust Company, P.O. Box 1631, Boston, Massachusetts (records relating to its function as sub-custodian).

              (11) Barclays Bank PLC, 75 Wall Street, New York, New York 10265 (records relating to its function as sub-custodian).

              (12) Compass Capital Group, Inc., 345 Park Avenue, New York, New York 10154 (records relating to its functions as co-administrator).

              (13) CastleInternational Asset Management Limited, 7 Castle Street, Edinburgh, Scotland, EH2 3AH (records relating to its functions as investment sub-adviser).

              (14) Citibank, N.A., 111 Wall Street, 23rd Floor, Zone 6, New York, NY 10043 (records relating to its functions as sub-custodian).

              (15) PNC Bank Corp., 1600 Market Street, 28th Floor, Philadelphia, PA 19103 (Registrant's declaration of trust, code of regulations and minute books).

Item 31. Management Services

         None.

Item 32. Undertakings

    (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

    (b) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement relating to shares of the International Small Cap Equity Portfolio or the initial public offering thereof, whichever is later.

                                  SIGNATURES
                                  ----------



          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 30 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 19th day of August, 1997.

                                           COMPASS CAPITAL FUNDS
                                           Registrant



                                           By /s/Raymond J. Clark
                                              ---------------------------------
                                                  Raymond J. Clark,
                                                  President and Treasurer
                                                  (Principal Executive Officer)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                   Title                    Date
     ---------                   -----                    ----

/s/Raymond J. Clark              Trustee, President and   August 19, 1997
-------------------------        Treasurer
(Raymond J. Clark)


/s/David R. Wilmerding, Jr.      Chairman of the Board    August 19, 1997
-------------------------
(David R. Wilmerding, Jr.)


/s/Anthony M. Santomero          Vice-Chairman of the     August 19, 1997
-------------------------        Board
(Anthony M. Santomero)


/s/William O. Albertini          Trustee                  August 19, 1997
------------------------
(William O. Albertini)


/s/Robert M. Hernandez           Trustee                  August 19, 1997
-------------------------
(Robert M. Hernandez)

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.    Description                                          Page No.
-----------    -----------                                          --------

5(e) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and PNC Asset Management Group, Inc. with respect to the International Small Cap Equity Portfolio.

5(o)           Form of Sub-Advisory Agreement between PNC
               Asset Management Group, Inc. and
               CastleInternational Asset Management Limited with respect to the International Small Cap Equity
               Portfolio.

6(b)           Form of Appendix A to the Distribution
               Agreement between Registrant and Compass
               Distributors, Inc.

8(d) Form of Appendix B to the Custodian Agreement between Registrant and PNC Bank, National
               Association.

9(d)           Forms of Appendix A and Appendix B to the
               Amended and Restated Administration Agreement among Registrant, Compass Distributors, Inc. and
               PFPC Inc.

9(f)           Form of Appendix A to the Co-Administration
               Agreement between Registrant and Compass
               Capital Group, Inc.

9(l)           Form of Appendix C to the Transfer Agency
               Agreement between Registrant and PFPC Inc.

10             Opinion and Consent of Counsel.

11             Consent of Coopers & Lybrand L.L.P.

13(l) Form of Purchase Agreement between Registrant and Compass Distributors, Inc. relating to shares of Class HH-1, Class HH-2, Class HH-3, Class
               HH-4 and HH-5.

15(b)          Form of Appendix A to Amended and Restated
               Distribution and Service Plan.